As filed with the Securities and Exchange Commission on August 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – June 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds

Semi-Annual Report

June 30, 2018

(Unaudited)

U.S. Global Investors Funds

Semi-Annual Report

June 30, 2018

(unaudited)

Table of Contents

Letter to Shareholders	1
Portfolios of Investments	2
Notes to Portfolios of Investments	53
Statements of Assets and Liabilities	70
Statements of Operations	74
Statements of Changes in Net Assets	78
Notes to Financial Statements	84
Financial Highlights	98
Additional Information	109
Expense Example	110
Privacy Policy	114

Nasdaq Symbols

U.S. Global Investors Funds

Investor Class
U.S. Government Securities Ultra-Short Bond Fund	UGSDX
Near-Term Tax Free Fund	NEARX
All American Equity Fund	GBTFX
Holmes Macro Trends Fund	MEGAX
Global Resources Fund	PSPFX
World Precious Minerals Fund	UNWPX
Gold and Precious Metals Fund	USERX
Emerging Europe Fund	EUROX
China Region Fund	USCOX

Institutional Class
Global Resources Fund	PIPFX
World Precious Minerals Fund	UNWIX

Atlantic Fund Services 3 Canal Plaza, Suite 600 Portland, ME 04101

U.S. Global Investors Funds	(unaudited)

Dear Fellow Shareholder,

Did you know? The best way to receive timely updates on the events that impact your investments is to subscribe to our FREE newsletter, the Investor Alert. There’s no need to wait for dated publications like the Semi-Annual Report!

With a balanced analysis of the markets over the past week, the Investor Alert is written for you by the U.S. Global investments team, featuring a special commentary by me. You can sign up for the Investor Alert—awarded Best Electronic Newsletter by the Mutual Fund Education Alliance (MFEA)—by visiting usfunds.com/ subscribe.

While you’re on the website, be sure to take advantage of additional resources, prepared especially for our fund shareholders:

●	My CEO blog, Frank Talk, where I comment on current market topics

●	Frank Talk Live, my weekly video roundup of gold, oil, bitcoin, emerging markets and other asset classes

●	Quarterly fund commentaries, straight from the portfolio managers themselves

●	Up-to-date fund performance, including quarterly performance charts

We hope you enjoy having these timely resources at your fingertips.

Thank you for investing in U.S. Global Investors Funds!

Sincerely,

Frank E. Holmes

CEO and Chief Investment Officer

U.S. Global Investors, Inc.

Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-874-8637). Read it carefully before investing. Foreside Fund Services, LLC, Distributor. U.S. Global Investors, Inc. is the investment adviser.

All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

The Mutual Fund Education Alliance (MFEA) is a national industry association committed to investor education, and its STAR Awards program recognizes marketing communications efforts in the mutual fund industry. The awards competition is judged by industry professionals, and based on criteria including educational value, content, design and functionality.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	June 30, 2018

United States Government and Agency	Coupon	Maturity	Principal
Obligations 92.06%	Rate %	Date	Amount	Value
Federal Farm Credit Bank 50.24%
Fixed Rates:
	1.95	08/28/18	$100,000	$99,996
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.12%)	2.03	02/18/20	3,000,000	2,998,768
(Federal Reserve Bank Prime Loan + (3.08)%)	1.92	03/11/19	7,000,000	6,998,145
(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%)	2.06	04/12/19	3,000,000	3,003,618
(U.S. Treasury 3 Month Bill Money Market Yield + 0.09%)	2.01	06/19/19	8,000,000	8,003,079
(USD 1 Month LIBOR + 0.05%)	2.14	02/21/20	3,000,000	3,005,460
				24,109,066
Federal Home Loan Bank 37.29%
Fixed Rates:
	5.38	08/15/18	480,000	481,912
	1.00	08/28/18	4,000,000	3,993,576
	1.75	12/14/18	3,000,000	2,993,982
	1.50	03/08/19	4,000,000	3,979,992
	1.50	04/26/19	5,500,000	5,463,634
	1.20	05/23/19	1,000,000	989,794
				17,902,890
Tennessee Valley Authority 4.53%
Fixed Rates:
	1.75	10/15/18	2,174,000	2,171,683

Investments, at value 92.06%				44,183,639
(cost $44,248,443)
Other assets and liabilities, net 7.94%				3,812,959

Net Assets 100.00%				$47,996,598

See notes to portfolios of investments and notes to financial statements.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	June 30, 2018

Portfolio Allocation by Issuer Based on Total Investments	June 30, 2018

Portfolio Allocation by Maturity		June 30, 2018
1-3 Months	$4,575,484	10.3%
3-12 Months	33,603,927	76.1%
1-3 Years	6,004,228	13.6%
	$44,183,639	100.0%

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds 92.09%	Rate %	Date	Amount	Value
Alabama 1.04%
City of Bessemer Electric Revenue, Alabama, Refunding, RB AGM	3.10	12/01/21	$100,000	$102,148
University of South Alabama, Alabama, Refunding, RB	5.00	11/01/18	500,000	505,670
				607,818
Arizona 0.72%
City of Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	221,060
McAllister Academic Village, LLC, Arizona State University Hassayampa, Arizona, Refunding, RB	5.75	07/01/18	200,000	200,000
				421,060
Arkansas 2.06%
Atkins School District No. 18, Arkansas, Refunding, GO Limited	1.00	02/01/19	420,000	417,644
Cave City School District No. 2-A, Arkansas, Refunding, GO Limited	1.00	02/01/19	260,000	258,315
City of Hot Springs Wastewater Revenue, Arkansas, RB	4.00	12/01/19	510,000	525,632
				1,201,591
California 1.16%
California Statewide Communities Development Authority, Enloe Medical Center, California, RB, Series A	5.25	08/15/18	340,000	341,588
Newman-Crows Landing Unified School District, California, Refunding, GO Unlimited AGM	4.00	08/01/19	115,000	118,148
Riverside County Redevelopment Successor Agency, California, Refunding, Tax Allocation Bond	5.00	10/01/19	200,000	208,492
State of California, California, GO Unlimited	5.00	12/01/19	5,000	5,014
				673,242
Colorado 2.04%
City & County of Denver Airport System Revenue, Colorado, RB, Series B	5.00	11/15/27	300,000	333,198
City of Glendale, Colorado, Refunding, COP AGM	5.00	12/01/25	750,000	855,683
				1,188,881

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds (cont’d)	Rate %	Date	Amount	Value
Florida 8.06%
City of Jacksonville, Florida, Refunding, RB, Series C	5.00	10/01/20	$270,000	$289,100
City of Leesburg, Florida, Refunding, RB	5.00	10/01/21	405,000	441,239
City of Margate Water & Sewer Revenue, Florida, Refunding, RB AGM	4.00	10/01/19	250,000	256,952
City of Miramar, Florida, Refunding, RB	5.00	10/01/22	305,000	340,859
County of St. Johns, Florida, Refunding, RB AGM	5.00	10/01/20	310,000	330,727
Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Florida, RB, Series A	5.00	08/15/19	290,000	300,338
Florida Department of Management Services, Florida, Refunding, COP, Series A	5.00	08/01/19	500,000	518,580
Florida Department of Management Services, Florida, COP, Series A	5.00	08/01/24	340,000	344,774
Orlando Utilities Commission, Florida, RB ‡	1.53	10/01/33	870,000	870,000
Pinellas County Health Facilities Authority, Florida, RB ‡	1.55	11/01/38	1,000,000	1,000,000
				4,692,569
Georgia 1.97%
Carroll City-County Hospital Authority, Tanner Medical Center, Inc. Project, Georgia, RB	5.00	07/01/18	600,000	600,000
Cobb County Hospital Authority, Georgia, RB ‡	1.51	04/01/36	300,000	300,000
Gwinnett County Hospital Authority, Georgia, RB, Series B AGM	5.00	07/01/18	250,000	250,000
				1,150,000
Idaho 0.42%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Idaho, RB, Series A	5.00	07/15/21	225,000	244,769

Illinois 4.47%
Chicago Board of Education, Illinois, GO Unlimited, Series A NATL	5.25	12/01/19	300,000	309,672
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, Illinois, Refunding, GO Unlimited	5.75	12/01/19	500,000	526,310
County of Du Page, Jail Project, Illinois, Refunding, GO Unlimited	5.60	01/01/21	210,000	221,895
Du Page County School District No. 33 West Chicago, Illinois, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,060,180

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds (cont’d)	Rate %	Date	Amount	Value
Illinois (cont’d)
Regional Transportation Authority, Illinois, RB, Series A, AMBAC	7.20	11/01/20	$95,000	$101,745
Village of Fox Lake, Debt Certificates, Illinois, RB, Series B	3.00	11/01/19	265,000	269,359
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, Illinois, GO Unlimited	6.25	06/01/22	115,000	115,232
				2,604,393
Indiana 1.12%
Clark-Pleasant School Building Corp., Indiana, Refunding, RB	5.00	01/15/19	275,000	279,928
Merrillville Redevelopment Authority, Indiana, Tax Allocation Bond	5.00	08/15/20	350,000	372,099
				652,027
Iowa 1.10%
City of Clive, Iowa, Refunding, GO Unlimited, Series A	2.00	06/01/19	235,000	236,058
Iowa State Board of Regents, University of Iowa Hospitals and Clinics, Iowa, Refunding, RB, Series A	3.00	09/01/19	400,000	406,040
				642,098
Kentucky 0.95%
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A	5.00	05/15/23	500,000	550,825

Louisiana 1.54%
State of Louisiana, Louisiana, Prefunding, GO Unlimited, Series A	5.00	08/01/26	800,000	895,856

Massachusetts 0.52%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Massachusetts, RB ‡	1.49	01/01/37	300,000	300,000

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds (cont’d)	Rate %	Date	Amount	Value
Michigan 2.56%
City of Wyoming, Water Supply System, Michigan, Refunding, RB	4.00	06/01/20	$215,000	$224,009
Michigan Public Power Agency, AFEC Project, Michigan, RB, Series A	4.50	01/01/19	280,000	283,564
Michigan State Hospital Finance Authority, Trinity Health, Michigan, RB, Series A	6.00	12/01/18	200,000	203,638
Oxford Area Community School District, Michigan, Refunding, GO Unlimited, Series A Q-SBLF	5.00	05/01/22	365,000	405,289
State of Michigan Trunk Line Revenue, Michigan, Refunding, RB	4.50	11/01/26	105,000	108,420
Wayne County Airport Authority, Detroit Metropolitan Airport, Michigan, Refunding, RB, Series C	4.00	12/01/19	255,000	263,068
				1,487,988
Minnesota 0.55%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Minnesota, RB AGM ‡	1.52	08/15/25	320,000	320,000

Missouri 4.21%
City of Kansas City, Missouri, Refunding, RB, Series B	5.00	08/01/19	650,000	673,016
City of Kansas City Water Revenue, Missouri, RB, Series F AGM	4.00	12/01/22	250,000	270,458
County of Jackson, Truman Sports Complex Project, Special Obligation, Missouri, Refunding, RB	5.00	12/01/18	215,000	217,952
Missouri State Board of Public Buildings, Missouri, RB, Series A	3.00	04/01/26	750,000	768,900
Missouri State Regional Convention & Sports Complex Authority, Missouri, Refunding, RB, Series A	5.00	08/15/19	500,000	519,070
				2,449,396
Nevada 0.56%
Las Vegas Valley Water District, Nevada, Refunding, GO Limited, Series D	5.00	06/01/27	315,000	324,614

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds (cont’d)	Rate %	Date	Amount	Value
New Jersey 2.40%
City of Atlantic City, Tax Appeal, New Jersey, Refunding, GO Unlimited	4.00	11/01/18	$500,000	$498,685
Hudson County Improvement Authority, North Hudson Regional Fire, New Jersey, Refunding, RB, Series A AGM	5.63	09/01/18	400,000	402,620
Middlesex County Improvement Authority, New Jersey, RB	5.00	07/01/25	425,000	498,746
				1,400,051
New York 12.36%
City of New York, New York, GO Unlimited ‡	1.58	08/01/44	1,000,000	1,000,000
City of New York, New York, GO Unlimited, Series B	5.00	08/01/19	400,000	414,864
City of New York, New York, GO Unlimited, Series E	5.25	08/01/22	875,000	987,280
City of New York, New York, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,118,570
Long Island Power Authority, New York, RB, Series B	5.00	09/01/21	465,000	508,561
Metropolitan Transportation Authority, New York, RB ‡	1.54	11/01/35	325,000	325,000
Nassau County Industrial Development Agency, New York Institute of Technology Project, New York, Refunding, RB, Series A	5.00	03/01/21	350,000	369,009
New York City Water & Sewer System, New York, RB ‡	1.51	06/15/38	200,000	200,000
New York State Dormitory Authority, New York, Refunding, RB, Series B	5.00	02/15/26	750,000	884,415
New York State Housing Finance Agency, New York, RB ‡	1.50	05/15/37	500,000	500,000
New York State Urban Development Corp., New York, RB, Series A-2 NATL	5.50	03/15/19	615,000	632,798
New York State Urban Development Corp., New York, Refunding, RB, Series D	5.50	01/01/19	250,000	255,020
				7,195,517
North Carolina 2.21%
City of Charlotte, Equipment Acquisition & Public Facilities, North Carolina, COP, Series A	5.00	10/01/21	1,000,000	1,072,110
County of Beaufort, North Carolina, RB	5.00	06/01/21	200,000	216,646
				1,288,756

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds (cont’d)	Rate %	Date	Amount	Value
Ohio 1.25%
City of Cleveland Parking Facility Revenue, Ohio, Refunding, RB AGM	5.25	09/15/22	$130,000	$146,767
County of Hamilton, Ohio, Refunding, GO Limited, Series A	5.00	12/01/24	500,000	580,360
				727,127
Oregon 0.36%
Oregon State Facilities Authority, Legacy Health Project, Oregon, Refunding, RB, Series A	4.50	05/01/20	200,000	209,700

Pennsylvania 2.96%
Allegheny County Sanitary Authority, Pennsylvania, Refunding, RB AGM	5.00	06/01/19	700,000	721,238
Delaware Valley Regional Finance Authority, Permanently Fixed Business Development Services, Pennsylvania, RB, AMBAC	5.50	08/01/18	295,000	295,917
Reading School District, Pennsylvania, GO Unlimited, Series A	5.00	04/01/20	400,000	419,192
Wilkes-Barre Finance Authority, University of Scranton, Pennsylvania, Refunding, RB, Series A	5.00	11/01/19	275,000	286,044
				1,722,391
Rhode Island 2.06%
Rhode Island Housing & Mortgage Finance Corp., Rhode Island, RB ‡	1.59	04/01/39	1,200,000	1,200,000

South Carolina 3.32%
City of Columbia SC Waterworks & Sewer System Revenue, South Carolina, RB ‡	1.51	02/01/38	100,000	100,000
City of North Charleston SC, South Carolina, Tax Allocation Bond ‡	1.53	12/01/18	435,000	435,000
City of North Charleston SC, South Carolina, Tax Allocation Bond ‡	1.53	09/01/37	480,000	480,000
Spartanburg Regional Health Services District, South Carolina, Refunding, RB, Series A	5.00	04/15/19	600,000	615,324
Spartanburg Sanitation Sewer District, South Carolina, RB, Series A AGC	3.50	03/01/19	300,000	303,768
				1,934,092

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds (cont’d)	Rate %	Date	Amount	Value
Tennessee 0.97%
City of Memphis Sanitary Sewerage System Revenue, Tennessee, Refunding, RB AGM	5.00	05/01/20	$200,000	$211,898
The Public Building Authority of Sevier County TN, Tennessee, RB ‡	1.52	06/01/32	350,000	350,000
				561,898
Texas 22.78%
Bryan Independent School District, Texas, GO Unlimited, Series A PSF-GTD	5.00	02/15/22	410,000	453,001
City of Arlington, Certificates of Obligation, Texas, GO Limited, Series B	2.00	08/15/19	500,000	502,645
City of Austin/TX, Texas, Refunding, RB ‡	1.51	11/15/29	1,000,000	1,000,000
City of Cedar Hill, Texas, Refunding, GO Limited	5.00	02/15/22	800,000	881,256
City of Center, Certificates of Obligation, Texas, GO Limited AGM ◊	3.07	02/15/20	150,000	145,437
City of Fort Worth Water & Sewer System Revenue, Texas, Refunding, RB	5.00	02/15/19	800,000	817,056
City of Longview Waterworks & Sewer System Revenue, Texas, Refunding, RB	3.00	03/01/22	610,000	626,848
City of Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	302,932
City of Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,039,880
City of Round Rock, Texas, Refunding, GO Limited	2.00	08/15/19	465,000	466,841
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/19	90,000	91,379
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/20	95,000	97,001
Clear Lake City Water Authority, Waterworks & Sewer System, Texas, GO Unlimited	3.00	03/01/19	125,000	126,244
Corpus Christi Business & Job Development Corp., Seawall Project, Texas, Refunding, RB	5.00	03/01/20	350,000	368,477
Dimmitt Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	305,000	313,863
Harris County Municipal Utility District No. 382, Texas, Refunding, GO Unlimited BAM	3.00	04/01/22	305,000	309,014
Lower Colorado River Authority, LCRA Transmission Services Corp., Texas, Refunding, RB, Series A	5.00	05/15/21	500,000	543,180
Lubbock-Cooper Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	755,000	781,470

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Municipal Bonds (cont’d)	Rate %	Date	Amount	Value
Texas (cont’d)
Olmos Park Higher Education Facilities Corp., University of the Incarnate Word, Texas, Refunding, RB	5.00	12/01/21	$500,000	$544,895
Red River Education Finance Corp., Texas, RB ‡	1.52	03/15/35	700,000	700,000
San Antonio Water System, Texas, Refunding, RB	4.50	05/15/21	400,000	429,456
State of Texas, Texas, Refunding, GO Unlimited	5.00	10/01/20	550,000	589,539
Texas State Public Finance Authority Charter School Finance Corp., Texas, Prefunding, RB, Series A	6.20	02/15/40	2,000,000	2,137,560
				13,267,974
Utah 0.94%
County of Davis, Utah, Refunding, GO Unlimited	5.00	02/01/19	200,000	204,080
Utah State Building Ownership Authority, State Facilities Master Lease Program, Utah, Refunding, RB, Series C AGM	5.50	05/15/19	35,000	36,206
Washington County-St George Interlocal Agency, Utah, Refunding, RB, Series A	4.00	12/01/19	300,000	309,576
				549,862
Washington 5.43%
County of Thurston, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,750,726
Spokane Public Facilities District, Washington, Refunding, RB, Series B	5.00	12/01/21	950,000	1,042,844
Tacoma Metropolitan Park District, Washington, Refunding, GO Unlimited, Series B	4.00	12/01/19	355,000	366,988
				3,160,558

Investments, at value 92.09%				53,625,053
(cost $53,920,096)
Other assets and liabilities, net 7.91%				4,608,477

Net Assets 100.00%				$58,233,530

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	June 30, 2018

Municipal Bond Ratings* Based on Total Municipal Bonds	June 30, 2018

*	Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks 94.11%	Shares	Value

Aerospace/Defense 2.84%
The Boeing Co.	1,300	$436,163

Apparel Manufacturers 3.33%
Hanesbrands, Inc.	23,200	510,864

Beverages - Wine/Spirits 3.14%
Constellation Brands, Inc., Class A	2,200	481,514

Chemicals - Diversified 2.70%
PPG Industries, Inc.	4,000	414,920

Commercial Banks 3.29%
Zions Bancorp.	9,600	505,824

Commercial Services - Finance 2.81%
Total System Services, Inc.	5,100	431,052

Computer Services 2.26%
DXC Technology Co.	4,300	346,623

Cosmetics & Toiletries 3.34%
The Estee Lauder Cos., Inc.	3,600	513,684

Cruise Lines 4.61%
Carnival Corp.	6,200	355,322
Royal Caribbean Cruises, Ltd.	3,400	352,240
		707,562

Diversified Manufacturing Operations 3.04%
Ingersoll-Rand PLC	5,200	466,596

Electronic Components - Semiconductors 6.03%
Broadcom, Inc.	1,820	441,605
Texas Instruments, Inc.	4,400	485,100
		926,705

Enterprise Software/Services 2.73%
Oracle Corp.	9,500	418,570

Fiduciary Banks 3.51%
The Bank of New York Mellon Corp.	10,000	539,300

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Finance - Credit Card 3.62%
Visa, Inc., Class A	4,200	$556,290

Medical - Biomedical/Genetics 3.25%
Amgen, Inc.	2,700	498,393

Medical - Drugs 3.11%
Zoetis, Inc.	5,600	477,064

Medical - HMO 2.91%
Humana, Inc.	1,500	446,445

Medical Products 3.80%
Baxter International, Inc.	7,900	583,336

Oil Companies - Exploration & Production 2.90%
Cabot Oil & Gas Corp.	18,700	445,060

Oil Refining & Marketing 6.49%
Marathon Petroleum Corp.	6,000	420,960
Valero Energy Corp.	5,200	576,316
		997,276

REITS - Diversified 2.72%
American Tower Corp. REIT	2,900	418,093

Retail - Building Products 3.68%
The Home Depot, Inc.	2,900	565,790

Retail - Discount 2.86%
Costco Wholesale Corp.	2,100	438,858

Super-Regional Banks-US 3.28%
KeyCorp	25,800	504,132

Supranational Bank 2.90%
Comerica, Inc.	4,900	445,508

Telephone - Integrated 2.75%
Verizon Communications, Inc.	8,400	422,604

Tools - Hand Held 3.04%
Snap-on, Inc.	2,900	466,088

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Water 3.17%
American Water Works Co., Inc.	5,700	$486,666

Total Common Stocks		14,450,980
(cost $13,842,605)

Exchange Traded Funds 0.95%
Consumer Discretionary Select Sector SPDR Fund ETF	700	76,510
Innovator IBD 50 ETF	2,000	70,200

Total Exchange Traded Funds		146,710
(cost $148,279)

			Notional
	Strike	Exp.	Contract
Put Option Purchased 0.70%	Price	Date	Value	Contracts

Exchange Traded Fund 0.70%
SPDR S&P 500 ETF Trust	$270.00	01/19	$2,658,544	98	107,310
(premiums paid $134,820)

Investments, at value 95.76%					14,705,000
(cost $14,125,704)
Other assets and liabilities, net 4.24%					650,326

Net Assets 100.00%					$15,355,326

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2018

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2018

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks 91.81%	Shares	Value

Airlines 4.01%
Hawaiian Holdings, Inc.	44,000	$1,581,800

Batteries/Battery Systems 3.26%
Energizer Holdings, Inc.	20,400	1,284,384

Beverages - Non-alcoholic 2.19%
Coca-Cola Bottling Co. Consolidated	6,400	864,832

Building - Residential/Commercial 2.33%
LGI Homes, Inc. *	15,900	917,907

Casino Hotels 4.96%
Wynn Resorts, Ltd.	11,700	1,957,878

Chemicals - Specialty 3.59%
The Chemours Co.	31,900	1,415,084

Commercial Services 3.57%
Medifast, Inc.	8,800	1,409,408

Commercial Services - Finance 7.54%
S&P Global, Inc.	14,600	2,976,794

Consumer Products - Miscellaneous 3.04%
Kimberly-Clark Corp.	11,400	1,200,876

Diversified Manufacturing Operations 2.59%
EnPro Industries, Inc.	14,600	1,021,270

Electronic Secure Devices 3.39%
Allegion PLC	17,300	1,338,328

Energy - Alternate Sources 0.00%
Pacific Green Energy Corp. #*@	100,000	0

Food - Miscellaneous/Diversified 2.96%
B&G Foods, Inc.	39,000	1,166,100

Home Furnishings 2.01%
Sleep Number Corp. *	27,400	795,148

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Medical - Drugs 7.60%
Corcept Therapeutics, Inc. *	95,000	$1,493,400
Mallinckrodt PLC *	80,600	1,503,996
		2,997,396

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	1,000,000	0

Medical Laser Systems 2.60%
Cutera, Inc. *	25,500	1,027,650

Office Automation & Equipment 3.02%
Pitney Bowes, Inc.	139,000	1,191,230

Oil Companies - Exploration & Production 0.08%
PentaNova Energy Corp., 144A #*∆	500,000	30,426

Pastoral & Agricultural 3.85%
Phibro Animal Health Corp.	33,000	1,519,650

Power Conversion/Supply Equipment 3.94%
SPX Corp. *	44,300	1,552,715

Real Estate Operating/Development 0.82%
Pacific Infrastructure Ventures, Inc. #*@+	426,533	322,118

REITS - Diversified 3.85%
Potlatch Corp. REIT	29,900	1,520,415

REITS - Regional Malls 4.14%
Taubman Centers, Inc. REIT	27,800	1,633,528

Semiconductor Equipment 2.39%
Axcelis Technologies, Inc. *	47,600	942,480

Telecom Equipment Fiber Optics 2.90%
Ciena Corp. *	43,097	1,142,502

Television 4.35%
AMC Networks, Inc., Class A *	27,600	1,716,720

Transportation - Services 4.63%
United Parcel Service, Inc., Class B	17,200	1,827,156

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Web Hosting/Design 2.20%
NIC, Inc.	55,811	$867,861

Total Common Stocks		36,221,656
(cost $35,135,834)

	Coupon	Maturity	Principal
Corporate Non-Convertible Bond 0.59%	Rate %	Date	Amount

Electric - Generation 0.59%

Interamerican Energy Corp. #@+	15.00	11/08/21	$233,829	233,829
(cost $233,829)

Exchange Traded Funds 0.99%	Shares
Consumer Discretionary Select Sector SPDR Fund ETF	1,800	196,740
Innovator IBD 50 ETF	5,500	193,050

Total Exchange Traded Funds		389,790
(cost $394,214)

	Exercise	Exp.
Warrants 0.00%	Price	Date

Gold Mining 0.00%
Gran Colombia Gold Corp. *	$48.75	03/18/19	250	8

Oil Companies - Exploration & Production 0.00%
PentaNova Energy Corp., 144A #*@∆	1.05	07/31/22	500,000	0

Total Warrants				8
(cost $0)

			Notional
	Strike	Exp.	Contract
Put Option Purchased 0.71%	Price	Date	Value	Contracts	Value

Exchange Traded Fund 0.71%
SPDR S&P 500 ETF Trust	$270.00	01/19	$6,944,768	256	280,320
(premiums paid $352,064)

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2018

Investments, at value 94.10%	$37,125,603
(cost $36,115,941)
Other assets and liabilities, net 5.90%	2,327,275

Net Assets 100.00%	$39,452,878

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2018

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks 87.67%	Shares	Value

Building & Construction Products - Miscellaneous 1.24%
Louisiana-Pacific Corp.	38,600	$1,050,692

Building Products - Wood 1.47%
Norbord, Inc.	30,400	1,250,085

Chemicals - Diversified 7.36%
Braskem SA, ADR	42,800	1,112,800
Covestro AG	11,200	995,496
Dongyue Group, Ltd.	1,124,500	941,310
Huchems Fine Chemical Corp.	42,900	1,125,851
LyondellBasell Industries NV, Class A	11,000	1,208,350
Tosoh Corp.	55,650	860,471
		6,244,278

Chemicals - Specialty 3.36%
China Sanjiang Fine Chemicals Co., Ltd.	2,684,700	894,009
Daicel Corp.	101,700	1,123,466
Daqo New Energy Corp., ADR *	23,400	831,636
		2,849,111

Coal 5.53%
Arch Coal, Inc.	14,200	1,113,706
Caribbean Resources Corp. #*@~	17	0
China Shenhua Energy Co., Ltd., H Shares	439,700	1,039,999
Jastrzebska Spolka Weglowa SA *	48,900	994,663
Peabody Energy Corp.	33,900	1,541,772
Walter Energy, Inc., 144A #*∆	4,293	0
		4,690,140

Commercial Service - Finance 0.39%
BIG Blockchain Intelligence Group, Inc. *	2,000,000	327,083

Diamonds/Precious Stones 0.29%
Barksdale Capital Corp. *	400,000	243,411
Rockwell Diamonds, Inc., 144A #*@∆	63,333	0
		243,411

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Diversified Minerals 6.85%
Anglo American PLC	59,300	$1,316,516
Caledonia Mining Corp. PLC	62,911	530,906
Encanto Potash Corp., 144A *∆	300,000	50,203
Golden Reign Resources, Ltd. *	1,148,600	166,002
Libero Copper Corp. *~	3,250,000	228,673
Lumina Gold Corp. *	804,100	464,851
Lundin Mining Corp.	193,800	1,077,608
Niocan, Inc., 144A *∆	362,069	19,279
Salazar Resources, Ltd. *	3,000,000	296,657
Teck Resources, Ltd.	33,900	863,584
Teck Resources, Ltd.	18,000	458,100
VR Resources, Ltd. *	1,125,000	333,739
		5,806,118

Electronics - Military 0.17%
Global UAV Technologies, Ltd. *	2,225,000	143,860

Energy - Alternate Sources 4.38%
Pacific Green Energy Corp. #*@~	2,400,000	0
Polaris Infrastructure, Inc.	50,000	535,504
Siemens Gamesa Renewable Energy SA	65,400	874,212
TPI Composites, Inc. *	46,700	1,365,508
Vestas Wind Systems A/S	15,200	938,392
		3,713,616

Finance - Investment Banker/Broker 0.52%
GoldMoney, Inc. *	200,000	441,182

Forestry 4.25%
Canfor Corp. *	51,600	1,241,870
Interfor Corp. *	61,800	1,186,970
West Fraser Timber Co., Ltd.	17,100	1,177,027
		3,605,867

Gold Mining 10.93%
Centerra Gold, Inc. *	181,100	1,006,991
Chesapeake Gold Corp., 144A *∆	52,400	79,717
Continental Gold, Inc. *	82,800	238,704
CopperBank Resources Corp. *	1,300,000	84,053

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
Corona Minerals, Ltd. #*@	5,000	$0
Evolution Mining, Ltd.	193,866	507,084
Gran Colombia Gold Corp. *	4,100	8,982
Highland Gold Mining, Ltd.	563,000	1,061,974
NGEx Resources, Inc. *	461,000	387,825
NGEx Resources, Inc. *	255,900	202,439
Northern Star Resources, Ltd.	102,100	552,739
OceanaGold Corp., 144A ∆	395,500	1,098,068
Radisson Mining Resources, Inc. *	1,160,900	105,966
Ramelius Resources, Ltd. *	729,200	315,756
Red Pine Exploration, Inc. *	1,500,000	68,459
Revival Gold, Inc. *	434,000	274,005
Royal Road Minerals, Ltd. *	5,750,000	393,641
Sandstorm Gold, Ltd. *	115,000	517,500
St Barbara, Ltd.	338,000	1,215,498
Teranga Gold Corp. *	321,300	1,146,234
		9,265,635

Information Technology 0.43%
Abaxx Technologies, Inc., 144A #*@+∆	1,250,000	361,313

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,507,500	0

Metal - Aluminum 1.35%
Alcoa Corp. *	24,400	1,143,872

Metal - Copper 2.50%
Hudbay Minerals, Inc.	168,500	939,493
OZ Minerals, Ltd.	168,700	1,176,367
		2,115,860

Metal - Diversified 5.43%
Aguia Resources, Ltd. *	2,949,500	438,247
Aguia Resources, Ltd. *	714,286	93,724
Chakana Copper Corp. #*	320,000	138,744
Filo Mining Corp. *	134,650	244,790
Filo Mining Corp. *	115,250	195,743
Galway Metals, Inc. *	500,000	76,066

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Metal - Diversified (cont’d)
Glencore PLC	25,300	$120,119
GoviEx Uranium, Inc. *	2,100,000	367,398
GoviEx Uranium, Inc., 144A #*∆	58,000	10,147
Ivanhoe Mines, Ltd. *	305,900	628,251
NorthIsle Copper & Gold, Inc. *	1,000,000	95,082
Novo Resources Corp. *	138,600	448,066
Orsu Metals Corp., 144A #*∆	14,761	2,190
Sandfire Resources NL	214,900	1,455,111
Troilus Gold Corp. *	294,000	292,960
		4,606,638

Metal - Iron 1.41%
Consolidated Growth Holdings, Ltd. #*@	19,859,173	0
Vale SA, ADR	93,000	1,192,260
WAI Capital Investment Corp., 144A #*@∆	292,500	0
		1,192,260

Mining Services 2.00%
Bounty Mining, Ltd. *	1,692,307	488,433
Eramet	9,200	1,206,944
		1,695,377

Natural Resource Technology 0.02%
I-Pulse, Inc., 144A #*@+∆	15,971	14,875

Non-Ferrous Metals 0.49%
Giyani Metals Corp. *	727,272	120,322
Group Eleven Resources Corp. *	650,000	82,817
InZinc Mining, Ltd. *	2,000,000	182,558
Sterling Group Ventures, Inc., 144A #*∆	500,000	32,500
		418,197

Oil - Field Services 3.31%
Atlas African Industries, Ltd. #*@~	255,854,621	0
Petrofac, Ltd.	157,900	1,212,996
TGS NOPEC Geophysical Co. ASA	43,300	1,590,191
		2,803,187

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Oil Companies - Exploration & Production 5.80%
Africa Energy Corp., 144A *∆	2,110,889	$256,907
Aker BP ASA	43,700	1,607,425
Beach Energy, Ltd.	1,105,900	1,431,450
CNOOC, Ltd., ADR	7,200	1,232,928
Ivanhoe Energy, Inc. *	18,719	6
PentaNova Energy Corp. *	2,750,000	167,345
PentaNova Energy Corp. #*@+	750,000	42,673
PentaNova Energy Corp., 144A #*∆	2,000,000	121,705
Range Energy Resources, Inc., 144A *∆	15,000,000	57,049
U.S. Oil Sands, Inc., 144A #*@∆	198,000	0
		4,917,488

Oil Companies - Integrated 2.52%
China Petroleum & Chemical Corp., ADR	12,400	1,114,016
LUKOIL PJSC, ADR	15,000	1,025,700
		2,139,716

Oil Companies - US Royalty Trusts 0.01%
San Juan Basin Royalty Trust	2,000	11,580

Oil Refining & Marketing 2.75%
Grupa Lotos SA	72,900	1,104,516
Saras SpA	509,000	1,230,216
		2,334,732

Petrochemicals 0.96%
Lotte Chemical Corp.	2,600	810,501

Poultry 1.02%
Pilgrim's Pride Corp. *	43,000	865,590

Real Estate Operating/Development 6.63%
Pacific Infrastructure Ventures, Inc. #*@+	7,443,544	5,621,364

Silver Mining 1.21%
Silvercorp Metals, Inc.	389,600	1,028,344

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Steel - Producers 3.09%
China Oriental Group Co., Ltd.	1,656,100	$1,162,478
Evraz PLC	218,800	1,460,365
		2,622,843

Total Common Stocks		74,334,815
(cost $129,707,715)

	Coupon	Maturity	Principal
Corporate Non-Convertible Bond 3.31%	Rate %	Date	Amount

Electric - Generation 3.31%

Interamerican Energy Corp. #@+	15.00	11/08/21	$2,805,938	2,805,938
(cost $2,805,938)

	Exercise	Exp.
Warrants 0.00%	Price	Date	Shares

Diversified Minerals 0.00%
VR Resources, Ltd. *@	$0.60	03/21/19	562,500	0

Gold Mining 0.00%
Gran Colombia Gold Corp. *	48.75	03/18/19	59,500	1,924
Troilus Gold Corp. #*@	2.50	11/21/20	294,000	0
				1,924

Metal - Diversified 0.00%
Aguia Resources, Ltd., 144A #*@∆	0.65	06/30/20	1,450,000	0

Non-Ferrous Metals 0.00%
Giyani Metals Corp., 144A #*@∆	0.40	08/07/19	174,318	0
Group Eleven Resources Corp., 144A #*@∆	0.60	12/15/18	650,000	0
				0

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Exercise	Exp.
Warrants (cont’d)	Price	Date	Shares	Value

Oil Companies - Exploration & Production 0.00%
PentaNova Energy Corp., 144A #*@∆	$1.05	07/31/22	2,000,000	$0

Total Warrants				1,924
(cost $0)

			Notional
	Strike	Exp.	Contract
Call Options Purchased 1.34%	Price	Date	Value	Contracts	Value

Agricultural Chemicals 0.13%
Nutrien, Ltd.	$55.00	01/19	$1,650,000	300	111,000

Diversified Minerals 0.20%
BHP Billiton, Ltd.	50.00	01/19	2,300,000	460	168,820

Exchange Traded Fund 0.32%
SPDR S&P Global Natural
Resources ETF	53.00	09/18	5,830,000	1,100	55,000
SPDR S&P Global Natural
Resources ETF	52.00	09/18	7,280,000	1,400	101,500
SPDR S&P Global Natural
Resources ETF	51.00	09/18	5,100,000	1,000	112,500
					269,000

Gold Mining 0.02%
Franco-Nevada Corp.	85.00	01/19	1,275,000	150	20,250

Metal - Copper 0.12%
Freeport-McMoRan, Inc.	20.00	08/18	600,000	300	8,400
Freeport-McMoRan, Inc.	22.00	01/19	880,000	400	22,000
Freeport-McMoRan, Inc.	20.00	01/19	1,400,000	700	74,200
					104,600

Oil Companies - Integrated 0.55%
BP PLC	45.00	01/19	2,295,000	510	153,510
Chevron Corp.	135.00	01/19	2,160,000	160	64,000
Exxon Mobil Corp.	85.00	07/18	2,550,000	300	15,000
Royal Dutch Shell PLC	70.00	01/19	1,960,000	280	91,000

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund
Portfolio of Investments (unaudited)	June 30, 2018

			Notional
Call Options	Strike	Exp.	Contract
Purchased (cont’d)	Price	Date	Value	Contracts	Value

Oil Companies - Integrated (cont’d)
TOTAL SA	$62.50	01/19	$3,750,000	600	$142,500
					466,010

Total Purchased Call Options					1,139,680
(premiums paid $1,608,174)

Investments, at value 92.32%					78,282,357
(cost $134,121,827)
Other assets and liabilities, net 7.68%					6,508,827

Net Assets 100.00%					$84,791,184

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2018

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks 91.30%	Shares	Value

Advanced Materials/Production 3.05%
Nano One Materials Corp. *	3,000,000	$2,989,389

Capital Pools 0.07%
Pinecrest Resources, Ltd. *	400,000	66,938

Coal 0.13%
Caribbean Resources Corp. #*@	4	0
Draig Resources, Ltd. *	1,000,000	125,985
		125,985

Diamonds/Precious Stones 1.38%
Barksdale Capital Corp. *~	2,233,000	1,358,841
Rockwell Diamonds, Inc., 144A #*@∆	171,667	0
		1,358,841

Diversified Minerals 5.52%
Adamera Minerals Corp., 144A #*∆	1,492,543	65,281
Argo Gold, Inc. *~	2,342,500	231,640
Auryn Resources, Inc. *	1,250,000	1,350,169
Bluebird Battery Metals, Inc. *	1,993,500	492,821
Calibre Mining Corp. *	4,500,000	188,263
Erdene Resource Development Corp. *	300,000	87,856
Golden Predator Mining Corp. *	1,200,000	383,372
Golden Reign Resources, Ltd. *	1,500,000	216,788
Indochine Mining, Ltd. #*@	10,000	0
Lithium Power International, Ltd. *	500,000	101,542
Lithoquest Diamonds, Inc. *	750,000	282,394
Lumina Gold Corp. *	1,000,000	578,101
Rubicon Minerals Corp. *	500,000	418,362
Salazar Resources, Ltd. *	1,500,000	148,328
VR Resources, Ltd. *~	2,950,000	875,138
		5,420,055

Gold Mining 51.35%
Alamos Gold, Inc.	200,000	1,138,000
Alexandria Minerals Corp. *	6,500,000	197,771
Algold Resources, Ltd. #*	5,400,000	328,605
Alio Gold, Inc. *	359,999	523,028
Alio Gold, Inc., 144A ∆	132,924	193,120

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
Allegiant Gold, Ltd. *	2,000,000	$722,626
Aurelius Minerals, Inc. *	1,250,000	38,033
Barkerville Gold Mines, Ltd. *	500,000	173,050
Black Dragon Gold Corp. *	4,000,000	502,035
Bonterra Resources, Inc. *	3,000,000	924,200
Canyon Resources, Ltd. *	15,000,000	1,076,784
Chesapeake Gold Corp., 144A *∆	192,199	292,396
Comstock Mining, Inc. *	533,000	138,580
Contact Gold Corp. *	500,000	136,919
CopperBank Resources Corp. *~	15,805,418	1,021,915
CopperBank Resources Corp., 144A #*~∆	174,000	11,250
Coral Gold Resources, Ltd. *	750,000	208,230
Corona Minerals, Ltd. #*@	81,250	0
Eastmain Resources, Inc. *	1,000,000	148,328
Enforcer Gold Corp. *	3,000,000	119,804
Fiore Gold, Ltd. *	2,000,000	715,019
Fremont Gold, Ltd. *	2,000,000	182,558
Gascoyne Resources, Ltd. *	1,600,000	589,059
Gold Standard Ventures Corp. *	1,000,000	1,365,000
Golden Star Resources, Ltd. *	750,000	506,250
GoldQuest Mining Corp. *	1,500,000	216,788
IDM Mining, Ltd. *	5,000,000	266,231
IDM Mining, Ltd., 144A #*∆	95,000	5,058
Jaguar Mining, Inc. *	2,000,000	555,281
K92 Mining, Inc. *	1,250,000	855,741
Kirkland Lake Gold, Ltd.	55,000	1,161,600
Klondex Mines, Ltd. *	3,747,174	8,655,972
Klondike Gold Corp. *	2,250,000	402,198
Leagold Mining Corp. *	200,000	394,021
Leagold Mining Corp., 144A #∆	333,000	656,045
Lundin Gold, Inc. *	500,000	1,741,908
Malbex Resources, Inc., 144A #*∆	133,333	30,426
Mammoth Resources Corp. *~	2,171,200	74,319
McEwen Mining, Inc.	134,764	278,826
Mirasol Resources, Ltd. *	2,000,000	2,616,666
NGEx Resources, Inc. *	1,500,000	1,186,628

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
Nighthawk Gold Corp. *	1,855,000	$592,629
Northern Empire Resources Corp. *	1,000,000	912,790
NV Gold Corp. *	1,000,000	152,132
OceanaGold Corp., 144A ∆	5,348	14,848
Oklo Resources, Ltd. *	4,000,000	889,129
Orca Gold, Inc. *	4,010,000	1,891,150
Otis Gold Corp. *	1,500,000	211,083
Petaquilla Minerals, Ltd., 144A #*@∆	2,660,000	0
Pretium Resources, Inc. *	200,000	1,468,000
Pure Gold Mining, Inc. *	3,200,000	1,630,852
Radisson Mining Resources, Inc. *	6,000,000	547,674
Radius Gold, Inc., 144A #*∆	125,000	9,508
Red Pine Exploration, Inc. *	8,000,000	365,116
Redstar Gold Corp. *	15,000,000	399,346
Revival Gold, Inc. *	1,029,000	649,656
Rise Gold Corp. *	2,000,000	136,919
Royal Gold, Inc.	12,000	1,114,080
Seabridge Gold, Inc. *	45,000	501,750
Seafield Resources, Ltd., 144A #*@∆	1,300,000	0
Silver Lake Resources, Ltd. *	1,000,000	447,609
Strikepoint Gold, Inc. *	1,100,000	204,998
Taurus Gold, Ltd., 144A #*@∆	2,448,381	0
TMAC Resources, Inc. *	100,000	425,969
Tolima Gold, Inc., 144A #*∆	4,100,000	31,187
TriStar Gold, Inc. *~	27,110,500	3,918,149
Wesdome Gold Mines, Ltd. *	1,500,000	3,502,833
		50,367,675

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	4,637,500	0

Metal - Copper 0.30%
Aston Bay Holdings, Ltd. #*	825,000	125,509
Highland Copper Co., Inc. *	2,986,000	170,349
		295,858

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Metal - Diversified 10.23%
Cardinal Resources, Ltd. *	7,100,000	$2,252,784
Cardinal Resources, Ltd. *	5,025,000	1,758,263
Cartier Resources, Inc. *	1,000,000	91,279
Chakana Copper Corp. #*~	4,525,000	1,961,929
Columbus Gold Corp. *	750,000	139,771
Filo Mining Corp. *	400,000	727,190
Genesis Metals Corp. *	583,000	31,042
Genesis Metals Corp., 144A #*∆	2,917,000	155,319
Ivanhoe Mines, Ltd. *	400,000	821,511
Kaizen Discovery, Inc. *	8,250,000	345,149
New Age Metals, Inc., 144A #*∆	143,518	8,188
Novo Resources Corp. *	100,000	323,280
Orex Minerals, Inc. *	5,000,000	494,428
Orsu Metals Corp., 144A #*∆	186,922	27,726
Rockcliff Metals Corp., 144A #*∆	2,620,000	59,788
RTG Mining, Inc. *	2,289,378	212,244
Sirios Resources, Inc. #*	1,600,000	243,411
Torq Resources, Inc. *	1,000,000	380,329
		10,033,631

Mining Services 0.34%
Argent Minerals, Ltd. *	21,100,000	329,337

Non-Ferrous Metals 1.10%
Adventus Zinc Corp. *	627,500	448,675
InZinc Mining, Ltd. *	3,000,000	273,837
NextSource Materials, Inc. *	4,710,000	358,270
		1,080,782

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp. #*@	2,000,000	0

Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A *∆	12,083	9,191

Precious Metals 17.42%
Amani Gold, Ltd. *	54,500,000	364,326
Barsele Minerals Corp. #*~	7,250,000	3,529,456
Brixton Metals Corp. *	2,500,000	408,854

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Precious Metals (cont’d)
Candente Gold Corp., 144A #*∆	4,875,000	$120,517
Corvus Gold, Inc. *	250,000	490,625
Dolly Varden Silver Corp. #*~	8,000,000	3,103,488
GFG Resources, Inc. *	2,000,000	349,903
Kootenay Silver, Inc. *	1,000,000	114,099
Liberty Gold Corp. *	500,000	167,345
Metalla Royalty & Streaming, Ltd.	1,000,000	585,707
New Pacific Metals Corp. *	1,000,000	1,201,841
Probe Metals, Inc. #*	1,000,000	988,856
Roxgold, Inc. *	2,500,000	2,129,844
Silver Viper Minerals Corp. *	1,300,000	138,440
SilverCrest Metals, Inc. *	650,000	1,354,733
Terrax Minerals, Inc. *	1,000,000	292,854
Toachi Mining, Inc. *~	4,000,000	425,969
Toachi Mining, Inc., 144A #~∆	2,000,000	212,984
Wheaton Precious Metals Corp.	50,000	1,103,000
		17,082,841

Silver Mining 0.40%
Americas Silver Corp. *	100,000	312,631
Santacruz Silver Mining, Ltd. *	1,000,000	76,066
		388,697

Total Common Stocks		89,549,220
(cost $136,294,374)

	Coupon	Maturity	Principal
Corporate Non-Convertible Bond 0.76%	Rate %	Date	Amount

Electric - Generation 0.76%
Interamerican Energy Corp. #@+	15.00	11/08/21	$748,250	748,250
(cost $748,250)

Right 0.32%			Shares

Metal - Diversified 0.32%
Cardinal Resources, Ltd. *			1,500,000	310,821
(cost $13,109)

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Exchange Traded Funds 4.07%	Shares	Value
Direxion Daily Gold Miners Index Bull 3X Shares ETF	80,000	$1,946,400
Direxion Daily Junior Gold Miners Index Bull 3x Shares
ETF *	150,000	2,047,500

Total Exchange Traded Funds		3,993,900
(cost $4,624,402)

	Exercise	Exp.
Warrants 0.22%	Price	Date

Diversified Minerals 0.00%
VR Resources, Ltd. *@~	$0.60	03/21/19	862,500	0

Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd., 144A #*@∆	0.50	12/31/49	600,000	0

Gold Mining 0.22%
Alexandria Minerals Corp., 144A #*@∆	0.10	06/20/19	1,256,195	0
Bonterra Resources, Inc. #*@	0.30	07/06/18	625,000	47,541
Fiore Gold, Ltd. #*@	0.45	09/26/20	1,300,000	0
Gran Colombia Gold Corp. *	48.75	03/18/19	96,250	3,112
Osisko Gold Royalties, Ltd. *	36.50	02/18/22	177,200	150,289
Osisko Mining, Inc. *	3.00	08/25/18	1,000,000	3,803
Redstar Gold Corp. #*@	0.14	05/03/19	2,500,000	0
Revival Gold, Inc., 144A #*@∆	0.90	10/19/19	482,500	0
TriStar Gold, Inc., 144A #*@~∆	0.45	04/28/19	1,000,000	0
Westgold Resources, Ltd. *	2.00	06/30/19	100,000	14,061
				218,806

Metal - Diversified 0.00%
Genesis Metals Corp., 144A #*@∆	0.23	06/05/19	1,604,500	0
Minera Alamos, Inc. #*@	0.15	05/13/19	2,225,000	0
Murchison Minerals, Ltd., 144A #*@∆	0.30	08/31/18	1,500,000	0
				0

Total Warrants				218,806
(cost $558,898)

Investments, at value 96.67%				94,820,997
(cost $142,239,033)
Other assets and liabilities, net 3.33%				3,267,613

Net Assets 100.00%				$98,088,610

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Portfolio Allocation by Industry* Based on Total Investments	June 30, 2018

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks 89.96%	Shares	Value

Capital Pools 0.11%
Hut 8 Mining Corp. #*@+	48,000	$104,825

Gold Mining 69.48%
Acacia Mining PLC *	700,000	1,156,393
Alamos Gold, Inc.	350,000	1,991,500
Alio Gold, Inc. *	740,000	1,075,115
Argonaut Gold, Inc. *	500,000	878,561
Centerra Gold, Inc. *	175,000	973,073
Comstock Mining, Inc. *	924,329	240,325
Dundee Precious Metals, Inc. *	550,000	1,313,658
Evolution Mining, Ltd.	32,000	83,700
Golden Star Resources, Ltd. *	2,500,000	1,687,500
Guyana Goldfields, Inc. *	300,000	1,120,450
Harmony Gold Mining Co., Ltd., ADR	375,000	585,000
IAMGOLD Corp. *	50,388	292,754
Jaguar Mining, Inc. *	7,375,000	2,047,598
K92 Mining, Inc. *	1,650,000	1,129,578
Kirkland Lake Gold, Ltd.	200,000	4,224,000
Klondex Mines, Ltd. *	3,341,984	7,719,983
Leagold Mining Corp. *	1,680,000	3,309,778
Marlin Gold Mining, Ltd. *	1,400,000	292,853
Newmont Mining Corp.	50,000	1,885,500
Northern Empire Resources Corp. *	695,600	634,937
Northern Star Resources, Ltd.	600,000	3,248,221
Pantoro, Ltd. *	2,000,000	443,439
Premier Gold Mines, Ltd. *	500,000	992,660
Pretium Resources, Inc. *	200,000	1,468,000
Royal Gold, Inc.	10,000	928,400
Sandstorm Gold, Ltd. *	600,000	2,700,000
Silver Lake Resources, Ltd. *	3,000,000	1,342,827
St Barbara, Ltd.	3,000,000	10,788,442
Wesdome Gold Mines, Ltd. *	2,500,000	5,838,056
Westgold Resources, Ltd. *	1,000,000	1,379,657
Yamana Gold, Inc.	600,000	1,740,000
Zijin Mining Group Co., Ltd., H Shares	147,000	56,355
		63,568,313

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,000,000	$0

Metal - Diversified 1.14%
Nevsun Resources, Ltd.	300,000	1,041,000

Precious Metals 7.86%
Maverix Metals, Inc. *	1,480,000	1,925,075
Metalla Royalty & Streaming, Ltd.	500,000	292,854
Roxgold, Inc. *	1,750,000	1,490,891
Sailfish Royalty Corp. #*	300,000	285,247
SSR Mining, Inc. *	100,000	987,000
Wheaton Precious Metals Corp.	100,000	2,206,000
		7,187,067

Recycling 2.29%
Tomra Systems ASA	100,000	2,096,275

Retail - Jewelry 2.19%
Mene, Inc., 144A #*@~∆	5,714,285	2,000,000

Silver Mining 6.89%
Americas Silver Corp. *	250,000	781,577
Excellon Resources, Inc. *	850,700	899,458
Great Panther Silver, Ltd. *	750,000	877,500
Pan American Silver Corp.	150,000	2,685,000
Santacruz Silver Mining, Ltd. *	2,500,000	190,165
Silvercorp Metals, Inc.	325,000	867,750
		6,301,450

Total Common Stocks		82,298,930
(cost $69,678,488)

	Coupon	Maturity	Principal
Corporate Non-Convertible Bonds 0.31%	Rate %	Date	Amount

Coal 0.00%
Caribbean Resources Corp. #@^	19.25	06/15/15	$485,766	0

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2018

	Coupon	Maturity	Principal
Corporate Non-Convertible Bonds (cont’d)	Rate %	Date	Amount	Value

Electric - Generation 0.31%
Interamerican Energy Corp. #@+	15.00	11/08/21	$280,594	$280,594

Total Corporate Non-Convertible Bonds				280,594
(cost $766,360)

Exchange Traded Funds 3.59%	Shares
Direxion Daily Gold Miners Index Bull 3X Shares ETF	65,000	1,581,450
Direxion Daily Junior Gold Miners Index Bull 3x Shares
ETF *	125,000	1,706,250

Total Exchange Traded Funds		3,287,700
(cost $3,779,201)

	Exercise	Exp.
Warrants 0.21%	Price	Date

Gold Mining 0.20%
Alio Gold, Inc., 144A *@∆	$3.44	01/31/20	240,000	0
Gran Colombia Gold Corp. *	48.75	03/18/19	37,500	1,212
Osisko Gold Royalties, Ltd. *	36.50	02/18/22	132,900	112,717
Westgold Resources, Ltd. *	2.00	06/30/19	500,000	70,305
				184,234

Retail - Jewelry 0.00%
Mene, Inc., 144A #*@~∆	0.70	12/19/19	5,714,285	0

Silver Mining 0.01%
Excellon Resources, Inc. *	2.80	12/31/18	325,000	13,597

Total Warrants				197,831
(cost $194,174)

Investments, at value 94.07%				86,065,055
(cost $74,418,223)
Other assets and liabilities, net 5.93%				5,421,261

Net Assets 100.00%				$91,486,316

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2018

Portfolio Allocation by Industry* Based on Total Investments	June 30, 2018

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks 95.38%	Shares	Value

Agricultural Operations 0.98%
Kernel Holding SA	30,000	$380,306

Airlines 7.25%
Aegean Airlines SA	57,000	560,861
Aeroflot PJSC	351,000	782,028
Deutsche Lufthansa AG	19,950	477,955
Pegasus Hava Tasimaciligi AS *	53,500	287,124
Ryanair Holdings PLC, ADR *	2,150	245,594
Turk Hava Yollari AO *	79,000	232,990
Wizz Air Holdings PLC *	4,610	218,311
		2,804,863

Appliances 0.56%
Vestel Beyaz Esya Sanayi ve Ticaret AS	89,000	217,914

Automotive - Cars & Light Trucks 2.63%
Ford Otomotiv Sanayi AS	44,700	594,860
Tofas Turk Otomobil Fabrikasi AS	81,000	423,906
		1,018,766

Automotive/Truck Parts & Equipment - Original 0.97%
Brembo SpA	15,650	211,068
EGE Endustri VE Ticaret AS	2,600	165,873
		376,941

Brewery 0.27%
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,000	102,799

Cellular Telecommunication 1.03%
MegaFon PJSC	24,000	192,589
Mobile TeleSystems PJSC, ADR	23,200	204,856
		397,445

Chemicals - Diversified 1.30%
Ciech SA	26,100	372,719
Petkim Petrokimya Holding AS	124,000	130,610
		503,329

Chemicals - Fibers 0.40%
Aksa Akrilik Kimya Sanayii AS	62,000	154,760

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Chemicals - Specialty 0.06%
Soda Sanayii AS	18,000	$24,285

Coal 1.11%
Jastrzebska Spolka Weglowa SA *	21,200	431,224

Commercial Banks Non-US 16.91%
Akbank Turk AS	265,000	433,116
Alior Bank SA *	6,500	115,103
Alpha Bank AE *	185,700	413,810
Banca Transilvania SA	297,218	178,465
Bank Polska Kasa Opieki SA	7,000	210,696
Eurobank Ergasias SA *	229,000	238,109
National Bank of Greece SA *	728,000	222,167
OTP Bank PLC	11,900	429,652
Piraeus Bank SA *	36,000	121,814
Powszechna Kasa Oszczednosci Bank Polski SA *	31,000	304,551
Sberbank of Russia PJSC, ADR	240,280	3,449,219
Turkiye Garanti Bankasi AS	235,000	428,676
		6,545,378

Computer Services 0.61%
Asseco Poland SA	6,300	67,116
Luxoft Holding, Inc. *	4,600	169,510
		236,626

Cosmetics & Toiletries 0.61%
Unilever PLC	4,300	237,534

Diamonds/Precious Stones 0.54%
Alrosa PJSC	132,000	210,474

Diversified Operations 1.50%
Tekfen Holding AS	153,500	579,198

Electric - Generation 1.61%
CEZ AS	7,800	184,808
Inter RAO UES PJSC	6,660,000	436,515
		621,323

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Electric - Integrated 0.93%
PGE Polska Grupa Energetyczna SA *	145,000	$360,331

Energy - Alternate Sources 0.21%
Blockchain Power Trust *	525,000	79,869

Enterprise Software/Services 0.10%
Logo Yazilim Sanayi Ve Ticaret AS *	4,300	39,320

Entertainment Software 0.57%
CD Projekt SA *	5,130	219,995

Food - Retail 2.39%
BIM Birlesik Magazalar AS	11,000	160,645
Dino Polska SA *	8,150	225,036
Magnit PJSC, GDR	7,500	134,405
Migros Ticaret AS *	32,500	145,029
X5 Retail Group NV, GDR	9,800	258,822
		923,937

Food - Wholesale/Distribution 1.26%
Eurocash SA	84,500	488,104

Gold Mining 0.53%
Dundee Precious Metals, Inc. *	31,500	75,237
Petropavlovsk PLC *	1,244,000	130,599
		205,836
Home Furnishings 0.32%
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS *	27,000	125,247

Housewares 0.20%
Turkiye Sise ve Cam Fabrikalari AS	82,000	75,487

Human Resources 0.59%
Benefit Systems SA *	812	227,023

Machinery - Farm 0.64%
Turk Traktor ve Ziraat Makineleri AS	22,000	249,075

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Metal - Diversified 0.64%
KGHM Polska Miedz SA	8,100	$189,872
Orsu Metals Corp., 144A #*∆	402,500	59,702
		249,574

Metal - Iron 1.01%
Novolipetsk Steel PJSC, GDR	16,100	390,105

Miscellaneous Manufacturing 0.50%
Trakya Cam Sanayii AS	211,763	191,559

Multi-line Insurance 2.73%
Allianz SE	1,950	401,807
UNIQA Insurance Group AG	34,700	318,799
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,300	334,591
		1,055,197

Oil Companies - Exploration & Production 0.88%
Novatek PJSC, GDR	1,475	200,611
Societatea Nationala de Gaze Naturale ROMGAZ SA	15,000	140,039
		340,650

Oil Companies - Integrated 21.53%
Gazprom PJSC, ADR	545,000	2,388,273
LUKOIL PJSC, ADR	55,400	3,818,722
MOL Hungarian Oil & Gas PLC	58,860	566,387
OMV Petrom SA, GDR	28,000	327,206
Surgutneftegas OJSC, ADR	100,000	447,000
Tatneft PJSC, ADR	12,250	785,225
		8,332,813

Oil Refining & Marketing 3.90%
Grupa Lotos SA	28,000	424,231
Polski Koncern Naftowy ORLEN SA	28,850	646,154
Tupras Turkiye Petrol Rafinerileri AS	18,600	438,446
		1,508,831

Property/Casualty Insurance 1.02%
Powszechny Zaklad Ubezpieczen SA	38,000	393,966

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Real Estate Operating/Development 0.73%
GEK Terna Holding Real Estate Construction SA *	47,000	$280,965

Regional Banks - Non US 1.57%
TCS Group Holding PLC, GDR	29,500	607,410

Retail - Jewelry 0.33%
Pandora A/S	1,815	126,501

Retail - Major Dept Store 1.59%
Detsky Mir PJSC	420,000	613,809

Steel - Producers 6.29%
Eregli Demir ve Celik Fabrikalari TAS	151,500	335,997
Evraz PLC	98,600	658,099
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *	215,000	206,664
Magnitogorsk Iron & Steel Works PJSC, GDR	58,600	514,410
Mechel PJSC, ADR *	46,000	143,980
Severstal PAO PJSC, GDR	38,900	577,023
		2,436,173

Telecom Services 1.25%
O2 Czech Republic AS	16,100	184,925
Sistema PJSFC, GDR	79,000	215,279
Turk Telekomunikasyon AS *	78,200	85,011
		485,215

Telephone - Integrated 1.62%
Magyar Telekom Telecommunications PLC	261,000	371,189
Rostelecom PJSC	220,000	256,612
		627,801

Textile - Apparel 0.53%
LPP SA	91	205,261

Tobacco 0.47%
Philip Morris CR AS	265	181,953

Transport Support Services 0.29%
Tallinna Sadam AS *	50,000	113,861

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Transportation - Rail 1.54%
Globaltrans Investment PLC, GDR	58,399	$595,436

Transportation - Services 0.46%
Oesterreichische Post AG	3,900	177,732

Travel Services 0.42%
TUI AG	7,400	161,853

Total Common Stocks		36,914,054
(cost $37,024,237)

Exchange Traded Funds 0.83%
Direxion Daily Russia Bull 3x Shares ETF	7,600	323,000
(cost $329,882)

	Exercise	Exp.
Warrant 0.00%	Price	Date

Energy - Alternate Sources 0.00%
Blockchain Power Trust #*@	$0.80	01/09/20	262,500	0
(cost $0)

Investments, at value 96.21%				37,237,054
(cost $37,354,119)
Other assets and liabilities, net 3.79%				1,466,950

Net Assets 100.00%				$38,704,004

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2018

Country Distribution* Based on Total Investments	June 30, 2018

*	Country distribution shown is based on domicile. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks 93.28%	Shares	Value

Airlines 0.94%
AirAsia Bhd	250,000	$185,293
Cebu Air, Inc.	14,000	18,188
		203,481

Apparel Manufacturers 0.18%
Crystal International Group, Ltd.	55,000	38,245

Appliances 1.14%
Haier Electronics Group Co., Ltd.	72,000	245,644

Automotive - Cars & Light Trucks 10.39%
Geely Automobile Holdings, Ltd.	866,000	2,228,125
Guangzhou Automobile Group Co., Ltd., H Shares	16,800	16,345
		2,244,470

Automotive - Medium & Heavy Duty Trucks 1.56%
Sinotruk Hong Kong, Ltd.	205,000	336,065

Automotive/Truck Parts & Equipment - Replacement 1.37%
Weichai Power Co., Ltd.	216,000	296,758

Batteries/Battery Systems 0.59%
Tianneng Power International, Ltd.	82,000	127,284

Building - Heavy Construction 0.08%
Wijaya Karya Beton Tbk PT	600,000	17,065

Building & Construction Products - Miscellaneous 0.22%
China Machinery Engineering Corp.	46,000	21,999
HDC Holdings Co., Ltd.	267	6,851
HDC Hyundai Development Co.-Engineering & Construction *	374	18,088
		46,938

Building Products - Cement 2.96%
Anhui Conch Cement Co., Ltd.	112,000	638,725

Casino Hotels 3.74%
Galaxy Entertainment Group, Ltd.	45,000	346,880
Wynn Macau, Ltd.	144,000	461,469
		808,349

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Chemicals - Diversified 0.13%
Huchems Fine Chemical Corp.	1,100	$28,868

Chemicals - Specialty 0.63%
Daqo New Energy Corp., ADR *	1,905	67,704
Kingboard Laminates Holdings, Ltd.	55,000	67,625
		135,329

Coal 2.07%
Adaro Energy Tbk PT	598,000	74,616
China Shenhua Energy Co., Ltd., H Shares	105,000	248,351
Indo Tambangraya Megah Tbk PT	80,000	124,778
		447,745

Computers - Integrated System 0.29%
Posiflex Technology, Inc.	16,724	63,578

Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd. *	2,000	371

Containers - Paper/Plastic 0.09%
Lee & Man Paper Manufacturing, Ltd.	20,000	20,178

Electronic Components - Miscellaneous 0.46%
AAC Technologies Holdings, Inc.	7,000	98,303

Electronic Components - Semiconductors 0.40%
Sino-American Silicon Products, Inc.	14,000	56,220
SK Hynix, Inc.	400	30,704
		86,924

Electronic Measuring Instruments 0.55%
Chroma ATE, Inc.	22,000	118,120

Enterprise Software/Services 0.28%
Sinosoft Technology Group, Ltd.	162,000	61,156

Entertainment Software 0.18%
IGG, Inc.	30,000	38,184

Finance - Investment Banker/Broker 0.08%
Guotai Junan International Holdings, Ltd.	80,000	17,243

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Finance - Other Services 1.08%
Hong Kong Exchanges & Clearing, Ltd.	7,800	$233,435

Gold Mining 2.90%
Zijin Mining Group Co., Ltd., H Shares	1,636,000	627,191

Industrial Audio & Video Production 0.16%
Merry Electronics Co., Ltd.	5,000	21,716
Q Technology Group Co., Ltd.	18,000	13,577
		35,293

Internet Application Software 11.63%
Tencent Holdings, Ltd.	50,000	2,510,770

Internet Content - Entertainment 0.11%
NCSoft Corp.	70	23,295

Investment Management/Advisory Services 0.09%
Value Partners Group, Ltd.	25,000	19,657

Life/Health Insurance 0.48%
China Life Insurance Co., Ltd.	98,972	104,079

Machinery - Construction & Mining 2.74%
Lonking Holdings, Ltd.	1,175,000	538,122
United Tractors Tbk PT	24,000	52,846
		590,968

Machinery - General Industrial 0.10%
Haitian International Holdings, Ltd.	9,000	21,210

Medical - Drugs 2.27%
China Pioneer Pharma Holdings, Ltd.	100,000	28,005
Consun Pharmaceutical Group, Ltd.	421,000	392,688
SSY Group, Ltd.	62,000	68,646
		489,339

Metal Processors & Fabricators 1.55%
Catcher Technology Co., Ltd.	30,000	334,959

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Multi-line Insurance 6.18%
China Taiping Insurance Holdings Co., Ltd.	8,000	$24,873
Ping An Insurance Group Co. of China, Ltd., H shares	143,000	1,309,547
		1,334,420

Non-Ferrous Metals 0.15%
Sterling Group Ventures, Inc., 144A #*∆	500,000	32,500

Oil Companies - Exploration & Production 0.43%
United Energy Group, Ltd.	700,000	92,614

Oil Refining & Marketing 0.27%
Thai Oil PCL, NVDR	25,000	58,607

Paper & Related Products 0.11%
Nine Dragons Paper Holdings, Ltd.	18,000	22,839

Petrochemicals 3.37%
Lotte Chemical Corp.	118	36,784
Sinopec Shanghai Petrochemical Co., Ltd., ADR	11,500	689,770
		726,554

Photo Equipment & Supplies 12.54%
Sunny Optical Technology Group Co., Ltd.	146,000	2,707,915

Property/Casualty Insurance 0.20%
Meritz Fire & Marine Insurance Co., Ltd.	1,300	22,387
PICC Property & Casualty Co., Ltd., H shares	19,500	20,973
		43,360

Real Estate Operating/Development 13.07%
Central China Real Estate, Ltd.	875,000	407,608
China Merchants Land, Ltd.	300,000	51,467
China Vanke Co., Ltd., H Shares	63,000	219,711
Country Garden Holdings Co., Ltd.	849,000	1,488,295
Country Garden Services Holdings Co., Ltd. *	97,586	125,129
Kerry Properties, Ltd.	5,000	23,895
Longfor Properties Co., Ltd.	20,000	53,773
Sino-Ocean Group Holding, Ltd.	405,000	234,368
Sunac China Holdings, Ltd.	5,000	17,390

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2018

Common Stocks (cont’d)	Shares	Value

Real Estate Operating/Development (cont’d)
Yuzhou Properties Co., Ltd.	340,000	$199,807
		2,821,443

Retail - Automobile 2.39%
Zhongsheng Group Holdings, Ltd.	172,000	514,970

Retail - Home Furnishings 0.11%
Man Wah Holdings, Ltd.	30,000	23,482

Retail - Hypermarkets 0.28%
Ruentex Industries, Ltd. *	30,000	61,122

Semiconductor Equipment 0.58%
ASM Pacific Technology, Ltd.	10,000	126,035

Telecom Equipment Fiber Optics 2.06%
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. *	110,500	445,195

Telecom Services 0.10%
Tower Bersama Infrastructure Tbk PT	60,000	20,886

Investments, at value 93.28%		20,141,161
(cost $14,355,778)
Other assets and liabilities, net 6.72%		1,452,068

Net Assets 100.00%		$21,593,229

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2018

Country Distribution* Based on Total Investments	June 30, 2018

*	Country distribution shown is based on domicile. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments (unaudited)	June 30, 2018

Legend

‡	Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate represented is as of June 30, 2018.
◊	Zero coupon bond. Interest rate presented is yield to maturity.
*	Non-income producing security.
@	Security was fair valued at June 30, 2018, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2018, were 1.41% of Holmes Macro Trends Fund, 10.43% of Global Resources Fund, 0.81% of World Precious Minerals Fund, 2.61% of Gold And Precious Metals Fund and 0.00% of Emerging Europe Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
#	Illiquid Security.
∆	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2018 amounted to $30,426, 0.08%, of Holmes Macro Trends Fund, $2,103,953, 2.48%, of Global Resources Fund, $1,902,832, 1.94%, of World Precious Minerals Fund, $2,000,000, 2.19%, of Gold And Precious Metals Fund, $59,702, 0.15%, of Emerging Europe Fund and $32,500, 0.15%, of China Region Fund.
+	See "Restricted Securities" in Notes to Portfolios of Investments.
~	Affiliated Company. (see following)
^	Security is currently in default and is on scheduled interest or principal payment.
ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build American Mutual Assurance Company
COP	Certificate of Participation
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

General

The yields reflect the effective yield from the date of purchase.

Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2018.

Notes to Portfolios of Investments (unaudited)	June 30, 2018

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	June 30, 2018

The following table summarizes the valuation of each Fund’s securities as of June 30, 2018, using the fair value hierarchy:

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$–	$44,183,639	$–	$44,183,639
Investments, at Value	$–	$44,183,639	$–	$44,183,639

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$53,625,053	$–	$53,625,053
Investments, at Value	$–	$53,625,053	$–	$53,625,053

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks
Aerospace/Defense	$436,163	$–	$–	$436,163
Apparel Manufacturers	510,864	–	–	510,864
Beverages - Wine/Spirits	481,514	–	–	481,514
Chemicals - Diversified	414,920	–	–	414,920
Commercial Banks	505,824	–	–	505,824
Commercial Services - Finance	431,052	–	–	431,052
Computer Services	346,623	–	–	346,623
Cosmetics & Toiletries	513,684	–	–	513,684
Cruise Lines	707,562	–	–	707,562
Diversified Manufacturing Operations	466,596	–	–	466,596
Electronic Components - Semiconductors	926,705	–	–	926,705
Enterprise Software/Services	418,570	–	–	418,570

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
All American Equity Fund (continued)
Investments in Securities* (continued)
Fiduciary Banks	$539,300	$–	$–	$539,300
Finance - Credit Card	556,290	–	–	556,290
Medical - Biomedical/Genetics	498,393	–	–	498,393
Medical - Drugs	477,064	–	–	477,064
Medical - HMO	446,445	–	–	446,445
Medical Products	583,336	–	–	583,336
Oil Companies - Exploration & Production	445,060	–	–	445,060
Oil Refining & Marketing	997,276	–	–	997,276
REITS - Diversified	418,093	–	–	418,093
Retail - Building Products	565,790	–	–	565,790
Retail - Discount	438,858	–	–	438,858
Super-Regional Banks-US	504,132	–	–	504,132
Supranational Bank	445,508	–	–	445,508
Telephone - Integrated	422,604	–	–	422,604
Tools - Hand Held	466,088	–	–	466,088
Water	486,666	–	–	486,666
Exchange Traded Funds	146,710	–	–	146,710
Put Option	107,310	–	–	107,310
Investments, at Value	$14,705,000	$–	$–	$14,705,000

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks
Airlines	$1,581,800	$–	$–	$1,581,800
Batteries/Battery Systems	1,284,384	–	–	1,284,384
Beverages - Non-alcoholic	864,832	–	–	864,832
Building - Residential/Commercial	917,907	–	–	917,907
Casino Hotels	1,957,878	–	–	1,957,878
Chemicals - Specialty	1,415,084	–	–	1,415,084
Commercial Services	1,409,408	–	–	1,409,408
Commercial Services - Finance	2,976,794	–	–	2,976,794
Consumer Products - Miscellaneous	1,200,876	–	–	1,200,876

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Holmes Macro Trends Fund (continued)
Investments in Securities* (continued)
Diversified Manufacturing Operations	$1,021,270	$–	$–	$1,021,270
Electronic Secure Devices	1,338,328	–	–	1,338,328
Energy - Alternate Sources	–	–	0	0
Food - Miscellaneous/ Diversified	1,166,100	–	–	1,166,100
Home Furnishings	795,148	–	–	795,148
Medical - Drugs	2,997,396	–	–	2,997,396
Medical - Hospitals	–	–	0	0
Medical Laser Systems	1,027,650	–	–	1,027,650
Office Automation & Equipment	1,191,230	–	–	1,191,230
Oil Companies - Exploration & Production	30,426	–	–	30,426
Pastoral & Agricultural	1,519,650	–	–	1,519,650
Power Conversion/Supply Equipment	1,552,715	–	–	1,552,715
Real Estate Operating/ Development	–	–	322,118	322,118
REITS - Diversified	1,520,415	–	–	1,520,415
REITS - Regional Malls	1,633,528	–	–	1,633,528
Semiconductor Equipment	942,480	–	–	942,480
Telecom Equipment Fiber Optics	1,142,502	–	–	1,142,502
Television	1,716,720	–	–	1,716,720
Transportation - Services	1,827,156	–	–	1,827,156
Web Hosting/Design	867,861	–	–	867,861
Corporate Non-Convertible Bond	–	–	233,829	233,829
Exchange Traded Funds	389,790	–	–	389,790
Warrants
Gold Mining	8	–	–	8
Oil Companies - Exploration & Production	–	0	–	0
Put Option	280,320	–	–	280,320
Investments, at Value	$36,569,656	$–	$555,947	$37,125,603

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Global Resources Fund
Investments in Securities*
Common Stocks
Building & Construction Products - Miscellaneous	$1,050,692	$–	$–	$1,050,692
Building Products - Wood	1,250,085	–	–	1,250,085
Chemicals - Diversified	2,321,150	3,923,128	–	6,244,278
Chemicals - Specialty	831,636	2,017,475	–	2,849,111
Coal	2,655,478	2,034,662	–	4,690,140
Commercial Service - Finance	327,083	–	–	327,083
Diamonds/Precious Stones	243,411	–	0	243,411
Diversified Minerals	4,489,602	1,316,516	–	5,806,118
Electronics - Military	143,860	–	–	143,860
Energy - Alternate Sources	1,901,012	1,812,604	0	3,713,616
Finance - Investment Banker/Broker	441,182	–	–	441,182
Forestry	3,605,867	–	–	3,605,867
Gold Mining	5,224,759	4,040,876	–	9,265,635
Information Technology	–	–	361,313	361,313
Medical - Hospitals	–	–	0	0
Metal - Aluminum	1,143,872	–	–	1,143,872
Metal - Copper	939,493	1,176,367	–	2,115,860
Metal - Diversified	2,397,418	2,209,220	–	4,606,638
Metal - Iron	1,192,260	–	0	1,192,260
Mining Services	488,433	1,206,944	–	1,695,377
Natural Resource Technology	–	–	14,875	14,875
Non-Ferrous Metals	418,197	–	–	418,197
Oil - Field Services	–	2,803,187	–	2,803,187
Oil Companies - Exploration & Production	1,835,940	3,081,548	0	4,917,488
Oil Companies - Integrated	2,139,716	–	–	2,139,716
Oil Companies - US Royalty Trusts	11,580	–	–	11,580
Oil Refining & Marketing	–	2,334,732	–	2,334,732
Petrochemicals	–	810,501	–	810,501
Poultry	865,590	–	–	865,590
Real Estate Operating/ Development	–	–	5,621,364	5,621,364
Silver Mining	1,028,344	–	–	1,028,344
Steel - Producers	–	2,622,843	–	2,622,843
Corporate Non-Convertible Bond	–	–	2,805,938	2,805,938
Warrants
Diversified Minerals	–	0	–	0
Gold Mining	1,924	0	–	1,924
Metal - Diversified	–	0	–	0

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Global Resources Fund (continued)
Investments in Securities* (continued)
Non-Ferrous Metals	$–	$0	$–	$0
Oil Companies - Exploration & Production	–	0	–	0
Purchased Call Options	483,670	656,010	–	1,139,680
Investments, at Value	$37,432,254	$32,046,613	$8,803,490	$78,282,357

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/ Production	$2,989,389	$–	$–	$2,989,389
Capital Pools	66,938	–	–	66,938
Coal	–	125,985	–	125,985
Diamonds/Precious Stones	1,358,841	–	0	1,358,841
Diversified Minerals	5,318,513	101,542	–	5,420,055
Gold Mining	47,365,094	3,002,581	–	50,367,675
Medical - Hospitals	–	–	0	0
Metal - Copper	295,858	–	–	295,858
Metal - Diversified	7,568,603	2,465,028	–	10,033,631
Mining Services	–	329,337	–	329,337
Non-Ferrous Metals	1,080,782	–	–	1,080,782
Oil Companies - Exploration & Production	–	–	0	0
Optical Recognition Equipment	9,191	–	–	9,191
Precious Metals	16,718,515	364,326	–	17,082,841
Silver Mining	388,697	–	–	388,697
Corporate Non-Convertible Bond	–	–	748,250	748,250
Right	310,821	–	–	310,821
Exchange Traded Funds	3,993,900	–	–	3,993,900
Warrants
Diversified Minerals	–	0	–	0
Gold Mineral Exploration & Development	–	–	0	0
Gold Mining	171,265	47,541	–	218,806

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
World Precious Minerals Fund (continued)
Investments in Securities* (continued)
Metal - Diversified	$–	$0	$–	$0
Investments, at Value	$87,636,407	$6,436,340	$748,250	$94,820,997

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Capital Pools	$–	$104,825	$–	$104,825
Gold Mining	45,069,279	18,499,034	–	63,568,313
Medical - Hospitals	–	–	0	0
Metal - Diversified	1,041,000	–	–	1,041,000
Precious Metals	7,187,067	–	–	7,187,067
Recycling	–	2,096,275	–	2,096,275
Retail - Jewelry	–	–	2,000,000	2,000,000
Silver Mining	6,301,450	–	–	6,301,450
Corporate Non-Convertible
Bonds	–	–	280,594	280,594
Exchange Traded Funds	3,287,700	–	–	3,287,700
Warrants
Gold Mining	184,234	0	–	184,234
Retail - Jewelry	–	–	0	0
Silver Mining	13,597	–	–	13,597
Investments, at Value	$63,084,327	$20,700,134	$2,280,594	$86,065,055

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Emerging Europe Fund
Investments in Securities*
Common Stocks
Agricultural Operations	$–	$380,306	$–	$380,306
Airlines	245,594	2,559,269	–	2,804,863
Appliances	–	217,914	–	217,914

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Emerging Europe Fund (continued)
Investments in Securities* (continued)
Automotive - Cars & Light Trucks	$–	$1,018,766	$–	$1,018,766
Automotive/Truck Parts & Equipment - Original	–	376,941	–	376,941
Brewery	–	102,799	–	102,799
Cellular Telecommunication	204,856	192,589	–	397,445
Chemicals - Diversified	–	503,329	–	503,329
Chemicals - Fibers	–	154,760	–	154,760
Chemicals - Specialty	–	24,285	–	24,285
Coal	–	431,224	–	431,224
Commercial Banks Non-US	3,449,219	3,096,159	–	6,545,378
Computer Services	169,510	67,116	–	236,626
Cosmetics & Toiletries	–	237,534	–	237,534
Diamonds/Precious Stones	–	210,474	–	210,474
Diversified Operations	–	579,198	–	579,198
Electric - Generation	–	621,323	–	621,323
Electric - Integrated	–	360,331	–	360,331
Energy - Alternate Sources	79,869	–	–	79,869
Enterprise Software/Services	–	39,320	–	39,320
Entertainment Software	–	219,995	–	219,995
Food - Retail	393,227	530,710	–	923,937
Food - Wholesale/Distribution	–	488,104	–	488,104
Gold Mining	75,237	130,599	–	205,836
Home Furnishings	–	125,247	–	125,247
Housewares	–	75,487	–	75,487
Human Resources	–	227,023	–	227,023
Machinery - Farm	–	249,075	–	249,075
Metal - Diversified	59,702	189,872	–	249,574
Metal - Iron	390,105	–	–	390,105
Miscellaneous Manufacturing	–	191,559	–	191,559
Multi-line Insurance	–	1,055,197	–	1,055,197
Oil Companies - Exploration & Production	200,611	140,039	–	340,650
Oil Companies - Integrated	7,766,426	566,387	–	8,332,813
Oil Refining & Marketing	–	1,508,831	–	1,508,831
Property/Casualty Insurance	–	393,966	–	393,966
Real Estate Operating/Development	–	280,965	–	280,965
Regional Banks - Non US	607,410	–	–	607,410
Retail - Jewelry	–	126,501	–	126,501
Retail - Major Dept Store	–	613,809	–	613,809

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Emerging Europe Fund (continued)
Investments in Securities* (continued)
Steel - Producers	$1,235,413	$1,200,760	$–	$2,436,173
Telecom Services	215,279	269,936	–	485,215
Telephone - Integrated	–	627,801	–	627,801
Textile - Apparel	–	205,261	–	205,261
Tobacco	–	181,953	–	181,953
Transport Support Services	113,861	–	–	113,861
Transportation - Rail	595,436	–	–	595,436
Transportation - Services	–	177,732	–	177,732
Travel Services	–	161,853	–	161,853
Exchange Traded Funds	323,000	–	–	323,000
Warrant	–	0	–	0
Investments, at Value	$16,124,755	$21,112,299	$–	$37,237,054

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
China Region Fund
Investments in Securities*
Common Stocks
Airlines	$–	$203,481	$–	$203,481
Apparel Manufacturers	–	38,245	–	38,245
Appliances	–	245,644	–	245,644
Automotive - Cars & Light Trucks	–	2,244,470	–	2,244,470
Automotive - Medium & Heavy Duty Trucks	–	336,065	–	336,065
Automotive/Truck Parts & Equipment - Replacement	–	296,758	–	296,758
Batteries/Battery Systems	–	127,284	–	127,284
Building - Heavy Construction	–	17,065	–	17,065
Building & Construction Products - Miscellaneous	18,088	28,850	–	46,938
Building Products - Cement	–	638,725	–	638,725
Casino Hotels	–	808,349	–	808,349
Chemicals - Diversified	–	28,868	–	28,868
Chemicals - Specialty	67,704	67,625	–	135,329
Coal	–	447,745	–	447,745
Computers - Integrated System	–	63,578	–	63,578

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
China Region Fund (continued)
Investments in Securities* (continued)
Consumer Products - Miscellaneous	$–	$371	$–	$371
Containers - Paper/Plastic	–	20,178	–	20,178
Electronic Components - Miscellaneous	–	98,303	–	98,303
Electronic Components - Semiconductors	–	86,924	–	86,924
Electronic Measuring Instruments	–	118,120	–	118,120
Enterprise Software/Services	–	61,156	–	61,156
Entertainment Software	–	38,184	–	38,184
Finance - Investment Banker/Broker	–	17,243	–	17,243
Finance - Other Services	–	233,435	–	233,435
Gold Mining	–	627,191	–	627,191
Industrial Audio & Video Production	–	35,293	–	35,293
Internet Application Software	–	2,510,770	–	2,510,770
Internet Content - Entertainment	–	23,295	–	23,295
Investment Management/Advisory Services	–	19,657	–	19,657
Life/Health Insurance	–	104,079	–	104,079
Machinery - Construction & Mining	–	590,968	–	590,968
Machinery - General Industrial	–	21,210	–	21,210
Medical - Drugs	–	489,339	–	489,339
Metal Processors & Fabricators	–	334,959	–	334,959
Multi-line Insurance	–	1,334,420	–	1,334,420
Non-Ferrous Metals	32,500	–	–	32,500
Oil Companies - Exploration & Production	–	92,614	–	92,614
Oil Refining & Marketing	–	58,607	–	58,607
Paper & Related Products	–	22,839	–	22,839
Petrochemicals	689,770	36,784	–	726,554
Photo Equipment & Supplies	–	2,707,915	–	2,707,915
Property/Casualty Insurance	–	43,360	–	43,360
Real Estate Operating/Development	125,129	2,696,314	–	2,821,443
Retail - Automobile	–	514,970	–	514,970
Retail - Home Furnishings	–	23,482	–	23,482

Notes to Portfolios of Investments (unaudited)	June 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
China Region Fund (continued)
Investments in Securities* (continued)
Retail - Hypermarkets	$–	$61,122	$–	$61,122
Semiconductor Equipment	–	126,035	–	126,035
Telecom Equipment Fiber Optics	–	445,195	–	445,195
Telecom Services	–	20,886	–	20,886
Investments, at Value	$933,191	$19,207,970	$–	$20,141,161

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments, such as Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2018 through June 30, 2018:

	Transfers From	Transfers from
Fund	Level 1 to Level 2*	Level 2 to Level 1*
World Precious Minerals Fund	$—	$2,239,399	(1)
Gold and Precious Metals Fund	—	13,597	(1)
Emerging Europe Fund	—	2,784,251	(1)
China Region Fund	—	32,500	(1)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a quoted price at the end of the period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2018 through June 30, 2018:

		Corporate
		Non-
	Common	Convertible
	Stocks	Bond	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/17	$394,500	$233,829	$628,329
Net change in unrealized appreciation (depreciation)	72,382	—	72,382
Ending Balance 06/30/18	$322,118	$233,829	$555,947
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/18 (1)	$72,382	$—	$72,382

Notes to Portfolios of Investments (unaudited)	June 30, 2018

		Corporate
		Non-
	Common	Convertible	Subscription
	Stocks	Bond	Receipt	Total
Global Resources Fund
Beginning Balance 12/31/17	$6,900,515	$2,805,938	$485,324	$10,191,777
Purchases	388,470	—	—	388,470
Transfers out of Level 3	—	—	(431,704)	(431,704)
Net change in unrealized appreciation (depreciation)	(1,291,433)	—	(53,620)	(1,345,053)
Ending Balance 06/30/18	$5,997,552	$2,805,938	$—	$8,803,490
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/18 (1)	$(1,291,433)	$—	$—	$(1,291,433)

	Common Stock	Corporate Non- Convertible Bond	Subscription Receipt	Warrants	Total
World Precious Minerals Fund
Beginning Balance 12/31/2017	$2,048	$748,250	$453,461	$0	$1,203,759
Purchases	—	—	2,194,063	0	2,194,063
Transfers out of Level 3	—	—	(1,961,929)	0	(1,961,929)
Net change in unrealized appreciation (depreciation)	(2,048)	—	(685,595)	0	(687,643)
Ending Balance 06/30/18	$0	$748,250	$—	$0	$748,250
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/18 (1)	$(2,048)	$—	$—	$—	$(2,048)

	Common Stocks	Corporate Non- Convertible Bond	Units	Warrants	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/17	$477,327	$280,594	$2,000,000	$—	$2,757,921
Transfers out of Level 3	(104,825)	—	—	0	(104,825)
Conversion to Common Stock	2,000,000	—	(2,000,000)	0	—
Net change in unrealized appreciation (depreciation)	(372,502)	—	—	0	(372,502)
Ending Balance 06/30/18	$2,000,000	$280,594	$—	$0	$2,280,594
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/18 (1)	$—	$—	$—	$0	$—

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2018.

Notes to Portfolios of Investments (unaudited)	June 30, 2018

Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at period end are as follows:

	Fair Value at	Valuation	Unobservable	Range (Weighted
	06/30/18	Technique(s)	Input	Average)
Holmes Macro Trends Fund
Investments in Securities				10% - 100% discount
Common Stocks	322,118	Market Transaction(1)	Discount	(48% discount)
Corporate Non-Convertible Bond	233,829	Market Transaction(1)	Discount	0%

Global Resources Fund
Investments in Securities				0% - 100% discount
Common Stocks	5,997,552	Market Transaction(1)	Discount	(87% discount)
Corporate Non-Convertible Bonds	2,805,938	Market Transaction(1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	-	Market Transaction(1)	Discount	100% discount
Special Warrants	-	Market Transaction(1)	Discount	100%
Corporate Non-Convertible Bonds	748,250	Market Transaction(1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities				0%-100% discount
Common Stocks	2,000,000	Market Transaction(1)	Discount	(14% discount)
Corporate Non-Convertible Bonds	280,594	Market Transaction(1)	Discount	0% - 100% discount (63% discount)
Warrants	-	Market Transaction(1)	Discount	0%

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2018.

Notes to Portfolios of Investments (unaudited)	June 30, 2018

		Shares of Affiliated Companies
Global Resources Fund	December 31, 2017	Additions	Reductions	June 30, 2018
Atlas African Industries, Ltd.	255,854,621	—	—	255,854,621
Bravern Ventures, Ltd.	254,431	—	254,431	—	(a)
Caribbean Resources Corp.	17	—	—	17
Libero Copper Corp.	—	3,250,000	—	3,250,000
Pacific Green Energy Corp.	2,400,000	—	—	2,400,000

At June 30, 2018, the value of investments in affiliated companies was $228,673, representing 0.27% of net assets, and the total cost was $32,079,136. Net realized loss on transactions was $(2,935,628) and there was no income earned for the period.

		Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2017	Additions	Reductions	June 30, 2018
Argo Gold, Inc.	1,825,000	517,500	—	2,342,500
Barksdale Capital Corp	—	2,233,000	—	2,233,000
Barsele Minerals Corp.	7,871,299	603,701	(1,225,000)	7,250,000
Barsele Minerals Corp., Warrants	600,000	—	(600,000)	—	(a)
Bluebird Battery Metals, Inc. (formerly Golden Peak Minerals, Inc.)	2,299,998	—	(306,498)	1,993,500	(a)
Chakana Copper Corp.	—	4,525,000	—	4,525,000
CopperBank Resources Corp.	15,979,418	—	—	15,979,418
Dolly Varden Silver Corp.	8,000,000	—	—	8,000,000
Mammoth Resources Corp.	2,171,200	—	—	2,171,200
Toachi Mining, Inc.	6,000,000	—	—	6,000,000
TriStar Gold, Inc.	27,110,500	—	—	27,110,500
TriStar Gold, Inc., Warrants	1,000,000	—	—	1,000,000
VR Resources, Ltd.	1,750,000	1,200,000	—	2,950,000
VR Resources, Ltd. Warrants	862,500	—	—	862,500

At June 30, 2018, the value of investments in affiliated companies was $16,725,078, representing 17.05% of net assets, and the total cost was $17,813,882. Net realized gain on transactions was $93,887 and there was no income earned for the period.

		Shares of Affiliated Companies
Gold And Precious Metals Fund	December 31, 2017	Additions	Reductions	June 30, 2018
Mene, Inc.	5,714,285	—	—	5,714,285
Mene, Inc., Warrants	—	5,714,285	—	5,714,285

At June 30, 2018, the value of investments in affiliated companies was $2,000,000, representing 2.19% of net assets, and the total cost was $2,000,000. There was no realized gain (loss) on transactions and no income earned for the period.

(a)	At June 30, 2018, the company was no longer defined as an affiliate, although it was an affiliated company during the year.

Restricted Securities

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its

Notes to Portfolios of Investments (unaudited)	June 30, 2018

securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Macro Trends Fund	Date	Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

As of June 30, 2018, the total cost of restricted securities was $660,454, and the total value was $555,947, representing 1.41% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Abaxx Technologies, Inc., 144A	03/23/18	$0.31
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
PentaNova Energy Corp.	08/30/17	$0.08

As of June 30, 2018, the total cost of restricted securities was $10,727,374, and the total value was $8,846,163, representing 10.43% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of June 30, 2018, the total cost of restricted securities was $748,250, and the total value was $748,250, representing 0.76% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Hut 8 Mining Corp.	12/20/17	$1.94
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of June 30, 2018, the total cost of restricted securities was $373,642, and the total value was $385,419, representing 0.42% of net assets.

Statements of Assets and Liabilities (Unaudited)

U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost	$44,248,443

Assets
Investments, at value:
Securities of unaffiliated issuers	$44,183,639
Cash	3,714,705
Receivables:
Dividends and interest	104,170
Capital shares sold	3,343
From adviser	1,405
Prepaid expenses	16,877
Total Assets	48,024,139

Liabilities
Payables:
Capital shares redeemed	1,000
Distributions payable	5,395
Accrued expenses and other payables:
Adviser	–
Administration and Transfer Agent fees	9,588
Trustees	36
Other expenses	11,522
Total Liabilities	27,541

Net Assets	$47,996,598

Net Assets Consist of:
Paid-in capital	$48,060,517
Accumulated undistributed (distributions in excess of) net investment income	1,543
Accumulated net realized gain (loss) from investment transactions and other assets and liabilities denominated in foreign currencies	(658)
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies	(64,804)
Net assets applicable to capital shares outstanding	$47,996,598
By share class
Net Assets
Investor Class	$47,996,598
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	24,057,983
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class	$2.00

See accompanying notes to financial statements.

June 30, 2018

Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund
$53,920,096	$14,125,704	$36,115,941

$53,625,053	$14,705,000	$37,125,603
4,067,155	655,376	2,345,110

546,658	10,149	37,356
1,247	5,764	749

–	–	–
22,075	14,903	15,114
58,262,188	15,391,192	39,523,932

9,730	8,750	780
3,489	–	–

2,731	3,605	33,250
8,286	5,999	9,281
34	17	32
4,388	17,495	27,711
28,658	35,866	71,054

$58,233,530	$15,355,326	$39,452,878

$59,638,904	$15,024,876	$35,699,085
1,869	63,462	(253,715)

(1,112,200)	(312,308)	2,997,846

(295,043)	579,296	1,009,662
$58,233,530	$15,355,326	$39,452,878

$58,233,530	$15,355,326	$39,452,878

26,527,681	607,873	2,020,542

$2.20	$25.26	$19.53

Statements of Assets and Liabilities (Unaudited)

Global Resources Fund
Investments, at identified cost	$134,121,827
Assets
Investments, at value:
Securities of unaffiliated issuers	$78,053,684
Securities of affiliated issuers	228,673
Cash	5,385,718
Foreign currencies (Cost $987,930, $557,435, $7,078, $215,379 and $24,750)	991,826
Receivables:
Dividends and interest	220,525
Capital shares sold	5,624
Investments sold	–
Prepaid expenses	33,432
Total Assets	84,919,482

Liabilities
Payables:
Capital shares redeemed	4,385
Investments purchased	39,205
Foreign capital gains tax payable	–
Accrued expenses and other payables:
Adviser	25,962
Administration and Transfer Agent fees	15,940
Trustees	52
Other expenses	42,754
Total Liabilities	128,298

Net Assets	$84,791,184

Net Assets Consist of:
Paid-in capital	$349,916,085
Accumulated undistributed (distributions in excess of) net investment income	2,065,464
Accumulated net realized loss from investment transactions and other assets and liabilities denominated in foreign currencies	(211,370,556)
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies	(55,819,809)
Net assets applicable to capital shares outstanding	$84,791,184
By share class
Net Assets
Investor Class	$84,339,453
Institutional Class	$451,731
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	14,625,201
Institutional Class	77,215
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class	$5.77
Institutional Class	$5.85

See accompanying notes to financial statements.

June 30, 2018

World Precious	Gold and Precious
Minerals Fund	Metals Fund	Emerging Europe Fund	China Region Fund
$142,239,033	$74,418,223	$37,354,119	$14,355,778

$78,095,919	$84,065,055	$37,237,054	$20,141,161
16,725,078	2,000,000	–	–
2,996,994	5,718,624	582,048	340,851
557,435	8,371	210,228	24,724

12,436	21,691	368,891	234,178
126,605	371,180	42,753	18,634
300,673	155,053	447,247	887,020
34,717	18,911	20,112	15,262
98,849,857	92,358,885	38,908,333	21,661,830

81,878	176,781	38,476	10,599
573,136	521,424	82,420	–
–	–	3,318	–

29,996	106,450	40,433	27,763
21,288	19,901	7,431	4,789
85	64	22	6
54,864	47,949	32,229	25,444
761,247	872,569	204,329	68,601

$98,088,610	$91,486,316	$38,704,004	$21,593,229

$457,874,819	$179,568,624	$73,862,665	$17,327,001
(11,833,659)	(4,699,017)	276,691	187,830

(300,534,938)	(95,031,258)	(35,301,007)	(1,706,839)

(47,417,612)	11,647,967	(134,345)	5,785,237
$98,088,610	$91,486,316	$38,704,004	$21,593,229

$95,842,159	$91,486,316	$38,704,004	$21,593,229
$2,246,451	$–	$–	$–

25,214,283	11,973,722	5,718,146	2,016,932
586,134	–	–	–

$3.80	$7.64	$6.77	$10.71
$3.83	$–	$–	$–

Statements of Operations (unaudited)

U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$–
Net dividends	–
Interest and other	350,708
Total income	350,708

Expenses:
Management fee	120,442
Administrative services fee	43,811
Distribution plan fee	–
Transfer agent fees and expenses	19,093
Professional fees	12,541
Custodian fees	2,646
Shareholder reporting expenses	4,066
Registration fees	11,063
Trustee fees and expenses	2,885
Chief compliance officer fees	2,449
Miscellaneous expenses	14,536
Total expenses before reductions	233,532
Expenses offset - Note 1 H	–
Expenses reimbursed - Note 3	(125,135)
Net expenses	108,397

Net Investment Income (Loss)	242,311

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	–
Foreign currency transactions	–
Written options	–
Net realized gain (loss)	–
Net change in unrealized depreciation of:
Investments in unaffiliated issuers	(3,025)
Net change in unrealized depreciation	(3,025)

Net Realized and Unrealized Gain (Loss) on Investments	(3,025)

Net Increase (Decrease) In Net Assets Resulting From Operations	$239,286

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2018

Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund

$–	$135,359	$242,032
–	135,359	242,032
516,682	–	25,990
516,682	135,359	268,022

157,809	42,790	202,311
53,194	26,523	44,824
–	19,671	50,577
9,998	10,877	13,871
13,233	10,286	12,203
7,457	7,249	5,767
4,097	3,923	4,083
11,362	10,565	11,173
3,341	1,879	2,632
3,232	800	2,046
40,049	9,204	17,308
303,772	143,767	366,795
(20,420)	(7,612)	(7,848)
(141,324)	–	–
142,028	136,155	358,947

374,654	(796)	(90,925)

(232,153)	283,569	3,143,146
–	–	85
–	4,760	46,227
(232,153)	288,329	3,189,458

(114,449)	(60,592)	(3,072,104)
(114,449)	(60,592)	(3,072,104)

(346,602)	227,737	117,354
$28,052	$226,941	$26,429

Statements of Operations (unaudited)

Global Resources Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$1,343,939
Foreign tax withheld on dividends	(166,508)
Net dividends	1,177,431
Interest and other	412,404
Total income	1,589,835

Expenses:
Management fee	340,692
Administrative services fee	62,126
Administrative services fee - Investor Class	22,978
Administrative services fee - Institutional Class	97
Distribution plan fee	114,806
Transfer agent fees and expenses	–
Transfer agent fees and expenses - Investor Class	30,370
Transfer agent fees and expenses - Institutional Class	7,960
Professional fees	18,384
Custodian fees	27,323
Shareholder reporting expenses	–
Shareholder reporting expenses - Investor Class	5,028
Shareholder reporting expenses - Institutional Class	24
Registration fees	–
Registration fees - Investor	14,185
Registration fees - Institutional	7,254
Trustee fees and expenses	4,244
Chief compliance officer fees	4,688
Miscellaneous expenses	82,015
Total expenses before reductions	742,174
Expenses offset - Note 1 H	(17,499)
Expenses reimbursed - Note 3	(16,706)
Net expenses	707,969

Net Investment Income (Loss)	881,866

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	(2,402,038)
Securities from affiliated issuers	(2,935,628)
Foreign currency transactions	(55,897)
Foreign capital gains taxes	–
Net realized gain (loss)	(5,393,563)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers	(3,311,492)
Investments in affiliated issuers	2,950,677
Other assets and liabilities denominated in foreign currencies	6,476
Deferred foreign capital gains taxes	–
Net change in unrealized depreciation	(354,339)

Net Realized and Unrealized Gain (Loss) on Investments	(5,747,902)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,866,036)

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2018

World Precious	Gold and Precious
Minerals Fund	Metals Fund	Emerging Europe Fund	China Region Fund

$206,465	$285,203	$1,118,442	$549,561
(1,821)	(66,600)	(142,592)	(20,703)
204,644	218,603	975,850	528,858
83,031	59,705	–	–
287,675	278,308	975,850	528,858

377,597	424,070	275,288	187,660
67,887	81,317	50,567	38,706
25,959	–	–	–
522	–	–	–
129,794	112,362	55,057	33,201
–	41,256	11,230	10,457
42,914	–	–	–
7,254	–	–	–
18,276	16,675	17,795	17,247
28,482	13,250	37,700	6,112
–	5,366	4,127	3,710
5,784	–	–	–
75	–	–	–
–	12,298	11,016	11,755
15,049	–	–	–
7,417	–	–	–
4,726	4,143	2,751	2,205
5,477	4,577	2,249	1,345
78,886	63,731	54,118	33,428
816,099	779,045	521,898	345,826
(12,970)	(13,778)	(7,069)	(2,603)
(21,290)	–	–	(2,195)
781,839	765,267	514,829	341,028

(494,164)	(486,959)	461,021	187,830

727,941	5,149,766	2,253,996	1,631,713
93,887	–	–	–
1,436,336	492,562	559,453	(2,985)
–	–	(6,594)	–
2,258,164	5,642,328	2,806,855	1,628,728

(20,416,575)	(9,256,309)	(6,400,177)	(3,378,314)
(3,951,231)	–	–	–
291	975	112,020	(1,699)
–	–	1,562	4,591
(24,367,515)	(9,255,334)	(6,286,595)	(3,375,422)

(22,109,351)	(3,613,006)	(3,479,740)	(1,746,694)

$(22,603,515)	$(4,099,965)	$(3,018,719)	$(1,558,864)

Statements of Changes in Net Assets

	U.S. Government Securities
	Ultra-Short Bond Fund
	For the Six Months	Year Ended
	Ended	December 31,
	June 30, 2018	2017
Increase (Decrease) in Net Assets	(Unaudited)
From operations:
Net investment income (loss)	$242,311	$361,363
Net realized gain (loss)	–	(614)
Net change in unrealized appreciation (depreciation)	(3,025)	(139,355)
Net increase in net assets from operations	239,286	221,394

Distributions to shareholders
From net investment income
Investor Class	(239,655)	(362,476)
Total distributions to shareholders	(239,655)	(362,476)

From capital share transactions:
Proceeds from shares sold
Investor Class	4,239,093	12,743,407
Distributions reinvested
Investor Class	204,719	313,298
	4,443,812	13,056,705
Cost of shares redeemed
Investor Class	(5,873,586)	(20,282,493)

Net decrease in net assets from capital share transactions	(1,429,774)	(7,225,788)

Net Decrease in Net Assets	(1,430,143)	(7,366,870)

Net Assets
Beginning of period	49,426,741	56,793,611
End of period	$47,996,598	$49,426,741

Accumulated undistributed net investment income (distributions in excess of net investment income), end of period	$1,543	$(1,113)

Capital Share Activity
Investor Class
Shares sold	2,125,159	6,371,703
Shares reinvested	102,803	156,649
Shares redeemed	(2,945,152)	(10,141,246)
Net capital share activity	(717,190)	(3,612,894)

See accompanying notes to financial statements.

Near-Term Tax Free Fund		All American Equity Fund
For the Six Months	Year Ended	For the Six Months	Year Ended
Ended	December 31,	Ended	December 31,
June 30, 2018	2017	June 30, 2018	2017
(Unaudited)		(Unaudited)

$374,654	$972,881	$(796)	$64,257
(232,153)	(235,301)	288,329	394,644
(114,449)	414,855	(60,592)	477,781
28,052	1,152,435	226,941	936,682

(369,356)	(977,375)	–	(11,077)
(369,356)	(977,375)	–	(11,077)

6,108,164	21,459,051	2,395,120	2,362,418

343,850	895,633	–	10,314
6,452,014	22,354,684	2,395,120	2,372,732

(16,996,917)	(48,710,575)	(3,198,648)	(4,716,185)

(10,544,903)	(26,355,891)	(803,528)	(2,343,453)
(10,886,207)	(26,180,831)	(576,587)	(1,417,848)

69,119,737	95,300,568	15,931,913	17,349,761
$58,233,530	$69,119,737	$15,355,326	$15,931,913

$1,869	$(3,429)	$63,462	$76,995

2,775,989	9,658,012	94,871	97,117
156,638	403,359	–	415
(7,733,140)	(21,934,446)	(126,724)	(195,073)
(4,800,513)	(11,873,075)	(31,853)	(97,541)

Statements of Changes in Net Assets

	Holmes Macro Trends Fund
	For the Six Months	Year Ended
	Ended	December 31,
	June 30, 2018	2017
Increase (Decrease) in Net Assets	(Unaudited)
From operations:
Net investment income (loss)	$(90,925)	$(162,790)
Net realized gain (loss)	3,189,458	4,093,856
Net change in unrealized appreciation (depreciation)	(3,072,104)	3,047,423
Net increase (decrease) in net assets from operations	26,429	6,978,489

Distributions to shareholders
From net investment income
Investor Class	–	–
Institutional Class	–	–
From net realized gains
Investor Class	–	(5,106,810)
Total distributions to shareholders	–	(5,106,810)

From capital share transactions:
Proceeds from shares sold
Investor Class	835,166	4,012,800
Institutional Class	–	–
Distributions reinvested
Investor Class	–	4,818,939
Institutional Class	–	–
Proceeds from short-term trading fees
Investor Class	–	3
Institutional Class	–	–
	835,166	8,831,742
Cost of shares redeemed
Investor Class	(3,005,978)	(9,812,182)
Institutional Class	–	–
Net increase (decrease) in net assets from capital share transactions	(2,170,812)	(980,440)
Net Increase (Decrease) in Net Assets	(2,144,383)	891,239

Net Assets
Beginning of period	41,597,261	40,706,022

End of period	$39,452,878	$41,597,261

Accumulated undistributed net investment income (distributions in excess of net investment income), end of period	$(253,715)	$–

Capital Share Activity
Investor Class
Shares sold	42,887	201,917
Shares reinvested	–	246,745
Shares redeemed	(153,289)	(499,768)
Net capital share activity	(110,402)	(51,106)
Institutional Class
Shares sold	–	–
Shares reinvested	–	–
Shares redeemed	–	–
Net capital share activity	–	–

See accompanying notes to financial statements.

Global Resources Fund		World Precious Minerals Fund
For the Six Months	Year Ended	For the Six Months	Year Ended
Ended	December 31,	Ended	December 31,
June 30, 2018	2017	June 30, 2018	2017
(Unaudited)		(Unaudited)

$881,866	$1,854,022	$(494,164)	$(2,058,341)
(5,393,563)	3,787,922	2,258,164	11,713,452
(354,339)	11,184,375	(24,367,515)	(15,377,492)
(4,866,036)	16,826,319	(22,603,515)	(5,722,381)

–	(2,820,970)	–	(25,786,058)
–	(17,624)	–	(706,446)
–	–	–	–
–	(2,838,594)	–	(26,492,504)

5,334,213	3,820,335	21,549,373	43,215,850
19,368	1,393,643	118,617	1,164,153
–	2,710,005	–	24,321,600
–	16,716	–	685,819
–	54	–	482
–	–	–	3
5,353,581	7,940,753	21,667,990	69,387,907

(11,895,687)	(21,753,696)	(18,403,893)	(58,534,541)
(65,389)	(1,935,931)	(344,874)	(2,024,363)

(6,607,495)	(15,748,874)	2,919,223	8,829,003
(11,473,531)	(1,761,149)	(19,684,292)	(23,385,882)

96,264,715	98,025,864	117,772,902	141,158,784
$84,791,184	$96,264,715	$98,088,610	$117,772,902

$2,065,464	$1,183,598	$(11,833,659)	$(11,339,495)

864,152	670,921	5,017,441	6,640,756
–	454,695	(261)	5,404,357
(1,964,935)	(3,870,155)	(4,274,553)	(9,187,898)
(1,100,783)	(2,744,539)	742,627	2,857,215

3,160	249,133	26,378	174,505
–	2,786	–	151,730
(10,483)	(361,840)	(78,729)	(286,385)
(7,323)	(109,921)	(52,351)	39,850

Statements of Changes in Net Assets

	Gold and Precious Metals Fund
	For the Six Months	Year Ended
	Ended	December 31,
	June 30, 2018	2017
Increase (Decrease) in Net Assets	(Unaudited)
From operations:
Net investment income (loss)	$(486,959)	$(856,026)
Net realized gain	5,642,328	5,126,757
Net change in unrealized appreciation (depreciation)	(9,255,334)	6,800,473
Net increase (decrease) in net assets from operations	(4,099,965)	11,071,204

Distributions to shareholders
From net investment income
Investor Class	–	–
Total distributions to shareholders	–	–

From capital share transactions:
Proceeds from shares sold
Investor Class	13,744,507	49,647,272
Distributions reinvested
Investor Class	–	–
Proceeds from short-term trading fees
Investor Class	–	465
	13,744,507	49,647,737
Cost of shares redeemed
Investor Class	(18,898,035)	(53,967,222)
Net increase (decrease) in net assets from capital share transactions	(5,153,528)	(4,319,485)

Net Increase (Decrease) in Net Assets	(9,253,493)	6,751,719

Net Assets
Beginning of period	100,739,809	93,988,090

End of period	$91,486,316	$100,739,809

Accumulated undistributed net investment income (distributions in excess of net investment income), end of period	$(4,699,017)	$(4,212,058)

Capital Share Activity
Investor Class
Shares sold	1,833,968	6,404,488
Shares reinvested	–	–
Shares redeemed	(2,516,870)	(7,105,060)
Net capital share activity	(682,902)	(700,572)

See accompanying notes to financial statements.

Emerging Europe Fund		China Region Fund
For the Six Months	Year Ended	For the Six Months	Year Ended
Ended	December 31,	Ended	December 31,
June 30, 2018	2017	June 30, 2018	2017
(Unaudited)		(Unaudited)

$461,021	$574,468	$187,830	$(143,814)
2,806,855	3,334,426	1,628,728	1,585,811
(6,286,595)	5,507,965	(3,375,422)	8,257,725
(3,018,719)	9,416,859	(1,558,864)	9,699,722

–	–	–	(29,602)
–	–	–	(29,602)

2,148,444	7,150,395	2,494,116	18,143,688

–	–	–	27,491

–	19	–	–
2,148,444	7,150,414	2,494,116	18,171,179

(5,727,590)	(13,538,508)	(9,117,256)	(14,575,981)

(3,579,146)	(6,388,094)	(6,623,140)	3,595,198
(6,597,865)	3,028,765	(8,182,004)	13,265,318

45,301,869	42,273,104	29,775,233	16,509,915
$38,704,004	$45,301,869	$21,593,229	$29,775,233

$276,691	$(184,330)	$187,830	$–

283,080	1,125,093	210,007	1,683,280
–	–	–	2,429
(779,314)	(2,033,015)	(776,037)	(1,358,352)
(496,234)	(907,922)	(566,030)	327,357

Notes to Financial Statements (unaudited)	June 30, 2018

Note 1: Organization and Significant Accounting Policies

U.S. Global Investors Funds (“Trust”), consisting of the nine separate funds (“Funds”) included in this report, is organized as a Delaware statutory trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and follows the specialized accounting and reporting guidance in FASB Accounting Standards Codification Topic 946. All Funds are diversified with the exception of Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region. A nondiversified fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A. Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.

B. Cash-Concentration in Uninsured Account

For cash management purposes the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2018, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term Tax Free Fund, All American Equity Fund, Holmes Macro Trends Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and China Region Fund held $3,464,705, $3,817,155, $405,376, $2,095,110, $5,135,718, $2,746,994, $5,468,624, $332,048 and $90,851, respectively, as cash reserves at Brown Brothers Harriman & Co. (BBH) that exceeded the FDIC insurance limit.

C. Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Trust’s Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer,

Notes to Financial Statements (unaudited)	June 30, 2018

financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Trust’s Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

D. Security Transactions and Investment Income

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has confirmed the ex-dividend date. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

E. Foreign Currency Transactions

Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

F. Federal Income Taxes

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.

Notes to Financial Statements (unaudited)	June 30, 2018

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2017 tax returns. The Funds file U.S. federal and excise tax returns as required. The Funds’ 2014, 2015, 2016 and 2017 (when filed) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.

G. Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and profits distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses.

H. Expenses

Fund specific expenses are allocated to that Fund and pro rata across share classes. Expenses that are not fund specific are allocated among Funds and pro rata across share classes. Class specific expenses (including, but not limited to, distribution plan fees, if any, a portion of the administrative services fees, transfer agency fees and expenses, shareholder reporting expenses and certain legal and registration fees) are allocated to the class that incurs such expense. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.

I. Use of Estimates in Financial Statement Preparation

The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)	June 30, 2018

Note 2: Financial Derivative Instruments

A. Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of June 30, 2018, there were no securities held in escrow by the custodian as cover for call options written.

Notes to Financial Statements (unaudited)	June 30, 2018

B. Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

There were no open forward foreign currency contracts as of June 30, 2018.

C. Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2018:

	All American	Holmes Macro	Global
Location	Equity Fund	Trends Fund	Resources Fund
Asset derivatives
Investments, at value
Purchased options	$107,310	$280,320	$1,139,680
Total	$107,310	$280,320	$1,139,680

Notes to Financial Statements (unaudited)	June 30, 2018

The following is a summary of the effect of derivative instruments on the Statements of Operations as of June 30, 2018:

			Global
	All American	Holmes Macro	Resources
Location	Equity Fund	Trends Fund	Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options	$25,308	$80,622	$1,778,477
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts	–	–	–
Realized gain (loss) from written options	4,760	46,227	–
	30,068	126,849	1,778,477
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options	(27,510)	(71,744)	(1,339,615)
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts	–	–	–
	(27,510)	(71,744)	(1,339,615)
Total	$2,558	$55,105	$438,862

	Emerging	China Region
Location	Europe Fund	Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options	$–	$(112,735)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts	614,253	–
Realized gain (loss) from written options	–	0
	614,253	(112,735)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options	–	(160,049)
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts	–	–
	–	(160,049)
Total	$614,253	$(272,784)

Notes to Financial Statements (unaudited)	June 30, 2018

The total value of transactions in written options, purchased options and forward currency contracts outstanding during the period ended June 30, 2018, were approximately as follows:

		Written	Forward Currency
Fund	Purchased Options	Options	Contracts
All American Equity Fund	$178,511	$(50,911)	$–
Holmes Macro Trends Fund	545,775	(79,397)	–
Global Resources Fund	2,113,850	–	–
Emerging Europe Fund	–	–	31,715,691

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2018. These amounts may be collateralized by cash or financial instruments.

	Gross Asset
	(Liability) as
	Presented in
	the Statement		Cash Collateral
	of Assets and	Financial Instruments	(Received)
	Liabilities	(Received) Pledged*	Pledged*	Net Amount
All American Equity
Assets:
Over-the-counter derivatives	$107,310	$–	$–	$107,310
Holmes Macro Trends
Assets:
Over-the-counter derivatives	280,320	–	–	280,320
Global Resources
Assets:
Over-the-counter derivatives	1,139,680	–	–	1,139,680

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 3: Investment Advisory and Other Agreements

The Adviser, under an investment advisory agreement with the Trust in effect through October 1, 2018, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.

For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

Fund	Average Percentage of Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond	.50% of the first $250,000,000 and .375% of the excess

Notes to Financial Statements (unaudited)	June 30, 2018

Fund	Average Percentage of Average Daily Net Assets
Near-Term Tax Free	.50%
All American Equity	.80% of the first $500,000,000 and .75% of the excess
Holmes Macro Trends	1.00%
Global Resources	.95% of the first $500,000,000; .90% of $500,000,001 to $1,000,000,000 and .85% of the excess
World Precious Minerals	1.00% of the first $500,000,000; .95% of $500,000,001 to $1,000,000,000 and .90% of the excess
Gold and Precious Metals	.90% of the first $500,000,000 and .85% of the excess
Emerging Europe	1.25%
China Region	1.25%

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:

Fund	Benchmark Index
All American Equity	S&P 500 Index
Holmes Macro Trends	S&P Composite 1500 Index
Global Resources	S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals	NYSE Arca Gold Miners Index
Gold and Precious Metals	FTSE Gold Mines Index
Emerging Europe	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)
China Region	Hang Seng Composite Index

No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.

The amounts shown as Management fee on the Statements of Operations reflects the base fee plus/minus any performance adjustment. During the period ended June 30, 2018, the Funds recorded performance adjustments as follows:

	Investor Class	Institutional Class
	Performance Fee	Performance Fee
Fund	Adjustment	Adjustment
All American Equity	$(20,156)	N/A
Global Resources	(97,633)	$(247)
World Precious Minerals	(150,957)	(3,686)
Gold and Precious Metals	19,565	N/A
China Region	21,655	N/A

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) and the Adviser act as co-administrators to the Trust. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Atlantic also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion

Notes to Financial Statements (unaudited)	June 30, 2018

and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services.

The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Gold and Precious Metals, Emerging Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided, of which half is a fund-level fee and half is a class-level fee. The Global Resources and World Precious Minerals Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets for the Investor Class and 0.04% of the average daily net assets for the Institutional Class for administrative services provided, of which half is a fund-level fee and half is a class-level fee.

The Investor Class shares for Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Investor Class for sales and promotional services related to the distribution of Investor Class shares. The Institutional Class does not incur distribution plan fees.

The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended June 30, 2018, were limited as follows for the Investor Class: U.S. Government Securities Ultra-Short Bond Fund at 0.45%, All American Equity Fund and Holmes Macro Trends Fund at 2.20%, Global Resources, World Precious Minerals, and Gold and Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.

The Adviser has contractually limited the total operating expenses of the Near- Term Tax Free Fund at 0.45% on an annualized basis through April 30, 2019.

The Adviser has voluntarily agreed to waive all class specific expenses for the Institutional Class of the Global Resources Fund and the World Precious Minerals Fund. These expense waivers are exclusive of any performance fee adjustments, and the Adviser can modify or terminate this arrangement at any time.

Atlantic is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.

Brown Brothers Harriman & Co. (BBH) serves as the custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.

Notes to Financial Statements (unaudited)	June 30, 2018

Note 4: Investments

Cost of purchases and proceeds from sales of long-term securities for the period ended June 30, 2018, are summarized as follows:

Fund	Purchases	Sales
U.S. Government Securities Ultra-Short Bond	$6,005,159	$5,250,000
Near-Term Tax Free	8,745,000	22,696,152
All American Equity	15,407,075	16,779,012
Holmes Macro Trends	42,994,367	45,282,080
Global Resources	46,842,653	53,728,869
World Precious Minerals	38,032,552	36,200,510
Gold and Precious Metals	35,781,906	46,253,726
Emerging Europe	19,369,518	22,475,092
China Region	8,539,878	14,240,901

Note 5: Tax Information

The following table presents the income tax basis of securities owned at June 30, 2018, and the tax basis components of net unrealized appreciation (depreciation):

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Tax Cost	Appreciation	Depreciation	(Depreciation)
U.S. Government Securities Ultra-Short Bond	$44,248,443	$5,150	$(69,954)	$(64,804)
Near-Term Tax Free	53,920,096	162,126	(457,170)	(295,044)
All American Equity	14,125,704	899,681	(320,386)	579,295
Holmes Macro Trends	36,115,941	3,923,119	(2,913,457)	1,009,662
Global Resources	134,121,827	7,689,994	(63,529,464)	(55,839,470)
World Precious Minerals	142,239,033	15,819,272	(63,237,308)	(47,418,036)
Gold and Precious Metals	74,418,223	24,187,951	(12,541,120)	11,646,831
Emerging Europe	37,354,119	4,715,743	(4,832,808)	(117,065)
China Region	14,355,778	6,549,303	(763,920)	5,785,383

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed
	Tax-Exempt	Ordinary	Long-Term	Capital and
Fund	Income	Income	Capital Gains	Other Losses
U.S. Government Securities Ultra-Short Bond	$–	$4,713	$–	$(658)
Near-Term Tax Free	2,541	1,091	–	(880,047)
All American Equity	–	76,995	–	(588,634)
Holmes Macro Trends	–	–	–	(204,896)
Global Resources	–	2,616,198	–	(205,707,296)
World Precious Minerals	–	10,699,245	–	(301,841,208)
Gold and Precious Metals	–	1,486,189	–	(100,637,254)
Emerging Europe	–	–	–	(38,216,001)
China Region	–	–	–	(3,330,618)

Notes to Financial Statements (unaudited)	June 30, 2018

	Net Unrealized	Other
	Appreciation	Temporary
Fund (continued)	(Depreciation)	Differences	Total
U.S. Government Securities Ultra-Short Bond	$(61,779)	$(5,826)	$(63,550)
Near-Term Tax Free	(180,594)	(7,061)	(1,064,070)
All American Equity	615,148	–	103,509
Holmes Macro Trends	3,979,502	–	3,774,606
Global Resources	(57,167,767)	–	(260,258,865)
World Precious Minerals	(46,040,731)	–	(337,182,694)
Gold and Precious Metals	15,168,722	–	(83,982,343)
Emerging Europe	6,076,059	–	(32,139,942)
China Region	9,155,710	–	5,825,092

The differences between book-basis and tax-basis unrealized appreciation (depreciation) for All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), section 988 forward currency contracts, and equity return of capital.

Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2017, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

	Accumulated
	Net Investment	Accumulated Net
Fund	Income	Realized Gain	Paid in Capital
U.S. Government Securities Ultra-Short Bond	$(11)	$–	$11
Near-Term Tax Free	(8)	722	(714)
All American Equity	12,737	(12,737)	–
Holmes Macro Trends	162,790	(115,548)	(47,242)
Global Resources	573,544	258,639,062	(259,212,606)
World Precious Minerals	12,364,083	51,415,417	(63,779,500)
Gold and Precious Metals	(578,598)	571,312	7,286
Emerging Europe	(758,798)	258,599,537	(257,840,739)
China Region	157,157	(28,017)	(129,140)

Notes to Financial Statements (unaudited)	June 30, 2018

The tax character of distributions paid during the fiscal year ended December 31, 2017, were as follows:

	Tax-Exempt	Ordinary	Long-Term	Return of
Fund	Income	Income	Capital Gains	Capital	Total
U.S. Government Securities Ultra-Short Bond	$–	$356,650	$–	$–	$356,650
Near-Term Tax Free	960,480	9,834	–	–	970,314
All American Equity	–	11,077	–	–	11,077
Holmes Macro Trends	–	4,147,876	958,934	–	5,106,810
Global Resources	–	2,838,594	–	–	2,838,594
World Precious Minerals	–	26,492,504	–	–	26,492,504
Gold and Precious Metals	–	–	–	–	–
Emerging Europe	–	–	–	–	–
China Region	–	29,602	–	–	29,602

The tax character of distributions paid during the fiscal year ended December 31, 2016, were as follows:

	Tax-Exempt	Ordinary	Long-Term	Return of
Fund	Income	Income	Capital Gains	Capital	Total
U.S. Government Securities Ultra-Short Bond	$–	$261,314	$15,960	$2,047	$279,321
Near-Term Tax Free	1,476,349	19,933	–	13,758	1,510,040
All American Equity	–	27,184	–	–	27,184
Holmes Macro Trends	–	–	3,169,616	–	3,169,616
Global Resources	–	3,221,240	–	–	3,221,240
World Precious Minerals	–	476,963	–	–	476,963
Gold and Precious Metals	–	799,465	–	–	799,465
Emerging Europe	–	–	–	–	–
China Region	–	27,847	–	–	27,847

Capital loss carryforwards may be used to off set current or future taxable capital gains until expiration. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Losses incurred during these years are required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. In addition, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The loss carryforwards and related expiration dates for each fund, as of December 31, 2017, are as follows:

	No Expiration		Expiration Date
Fund	Short-Term	Long-Term	2018	Total
U.S. Government Securities Ultra-Short Bond	$658	$–	$–	$658
Near-Term Tax Free (a)	531,173	346,342	2,532	880,047
All American Equity	331,815	256,819	–	588,634
Holmes Macro Trends (a)	–	–	–	–

Notes to Financial Statements (unaudited)	June 30, 2018

	No Expiration		Expiration Date
Fund	Short-Term	Long-Term	2018	Total
Global Resources	$155,607,152	$50,100,144	$–	$205,707,296
World Precious Minerals	82,982,057	218,859,151	–	301,841,208
Gold and Precious Metals	38,864,443	61,772,811	–	100,637,254
Emerging Europe	11,501,846	10,962,059	15,445,946	37,909,851
China Region	3,330,618	–	–	3,330,618

(a)	Utilization of capital loss carryforwards is subject to annual limitations.

During the year ended December 31, 2017, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund
All American Equity	$349,769
Global Resources	131,454
Gold and Precious Metals	2,682,333
Emerging Europe	4,258,272
China Region	1,491,681

In accordance with tax rules, the following net capital losses and ordinary losses (currency and late year losses) incurred after October 31, within each Fund’s tax year, are deemed to arise on the first day of the Fund’s next tax year if the Fund elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2017, as follows:

	Post	Post
	October 31, 2017	October 31, 2017
	Capital Loss	Ordinary Loss
Fund	Deferral	Deferral
Holmes Macro Trends	$204,896	$–
Emerging Europe	–	306,150

Note 6: Risks of Concentrations and Foreign Investments

The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.

The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries.

The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.

Notes to Financial Statements (unaudited)	June 30, 2018

The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a significant component of emerging market economics, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.

The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

Note 7: Credit Arrangements

Each of the Funds has a revolving credit facility with BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Fund’s custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualified assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility during the period ended June 30, 2018. The Funds paid BBH a total of $7,542 in commitment fees for the period ended June 30, 2018, under this arrangement.

Note 8: Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Note 9: Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016		2015		2014	2013+
Net asset value, beginning of period	$2.00	$2.00	$2.00		$2.00		$2.00	$2.00
Investment Activities
Net investment income	0.01 *	0.01 *	0.01		0.01		0.01	0.00 (a)
Net realized and unrealized gain(a)	(0.00)	(0.00)	0.00		0.00		0.00	0.00
Total from investment activities	0.01	0.01	0.01		0.01		0.01	–
Distributions
From net investment income	(0.01)	(0.01)	(0.01)		(0.01)		(0.01)	0.00 (a)
From return of capital	–	–	(0.00	)(a)	–		–	–
From net realized gains	–	–	(0.00	)(a)	(0.00	)(a)	–	–
Net asset value, end of period	$2.00	$2.00	$2.00		$2.00		$2.00	$2.00
Total Return (b)	0.50%	0.69%	0.47%		0.34%		0.36%	0.02%
Ratios to Average Net Assets:
Net investment income	1.01%	0.68%	0.43%		0.33%		0.35%	0.01%
Total expenses	0.97%	1.03%	1.00%		1.13%		1.07%	0.97%
Expenses waived or reimbursed (c)	(0.52)%	(0.58)%	(0.55)%		(0.68)%		(0.74)%	(0.91)%
Net expenses (d)	0.45%	0.45%	0.45%		0.45%		0.33%	0.06%
Portfolio turnover rate (e)	12%	52%	18%		60%		33%
Net assets, end of period (in thousands)	$47,997	$49,427	$56,794		$62,562		$64,020	$75,227

+	The per share amounts for the period have been adjusted to reflect a 1-for-2 reverse stock split, which was effective December 20, 2013. In addition, on December 20, 2013, the Fund changed from a constant $1.00 net asset value per share money market fund to a U.S. Government ultra-short bond fund (that is not a money market fund) with an objective of total return with current income.
*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015	2014	2013+
Ratios to Average Net Assets:
Expense offset (f)	–	–	–	–	–	–

(e)	Portfolio turnover is not shown for periods that the Fund was a money market fund.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Near-Term Tax Free Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016		2015	2014	2013
Net asset value, beginning of period	$2.21	$2.21	$2.25		$2.25	$2.23	$2.27
Investment Activities
Net investment income	0.01 *	0.03 *	0.03		0.03	0.05	0.05
Net realized and unrealized gain (loss)	(0.01)	–	(0.04)		0.00 (a)	0.02	(0.04)
Total from investment activities	0.00	0.03	(0.01)		0.03	0.07	0.01
Distributions
From net investment income	(0.01)	(0.03)	(0.03)		(0.03)	(0.05)	(0.05)
From return of capital	–	–	(0.00	)(a)	–	–	–
Net asset value, end of period	$2.20	$2.21	$2.21		$2.25	$2.25	$2.23
Total Return (b)	0.13%	1.20%	(0.45)%		1.45%	3.07%	0.31%
Ratios to Average Net Assets:
Net investment income	1.19%	1.16%	1.25%		1.52%	2.13%	2.08%
Total expenses	0.96%	1.03%	0.97%		1.09%	1.08%	1.21%
Expenses waived or reimbursed (c)	(0.51)%	(0.58)%	(0.52)%		(0.64)%	(0.63)%	(0.76)%
Net expenses (d)	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%
Portfolio turnover rate	15%	14%	33%		15%	12%	6%
Net assets, end of period (in thousands)	$58,234	$69,120	$95,301		$106,769	$89,595	$61,884

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.06)%	(0.04)%	(0.02)%	–	(e)	–	(e)	–	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

All American Equity Fund

For a capital share outstanding during the

	Investor Class
	Six Months		Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)		2017	2016	2015		2014	2013
Net asset value, beginning of period	$24.90		$23.53	$23.60	$27.84		$32.18	$25.40
Investment Activities
Net investment income (loss)	(0.00	)(a)*	0.09 *	0.02	0.09		(0.16)	(0.12)
Net realized and unrealized gain (loss)	0.36		1.30	(0.05)	(1.23)		0.84	9.08
Total from investment activities	0.36		1.39	(0.03)	(1.14)		0.68	8.96
Distributions
From net investment income	–		(0.02)	(0.04)	(0.06)		–	(0.07)
From net realized gains	–		–	–	(3.04)		(5.02)	(2.11)
Short-Term Trading Fees*	–		–	0.00 (a)	0.00	(a)	0.00 (a)	0.00 (a)
Net asset value, end of period	$25.26		$24.90	$23.53	$23.60		$27.84	$32.18
Total Return (b)	1.45%		5.90%	(0.14)%	(4.20)%		1.94%	35.55%
Ratios to Average Net Assets:
Net investment income (loss)	(0.01)%		0.38%	0.06%	0.31%		(0.54)%	(0.45)%
Total expenses	1.83%		1.79%	1.75%	1.94%		2.16%	2.44%
Expenses waived or reimbursed (c)	(0.10)%		(0.04)%	(0.02)%	(0.02)%		(0.03)%	(0.28)%
Net expenses (d)	1.73%		1.75%	1.73%	1.92%		2.13%	2.16%
Portfolio turnover rate	106%		346%	303%	109	%(e)	253%	150%
Net assets, end of period (in thousands)	$15,355		$15,932	$17,350	$19,117		$21,936	$23,388

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.10)%	(0.04)%	(0.02)%	–	(f)	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Holmes Macro Trends Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017		2016		2015		2014		2013
Net asset value, beginning of period	$19.52	$18.65		$18.59		$20.25		$24.24		$18.51
Investment Activities
Net investment loss	(0.04)*	(0.08	)*	(0.06)		(0.11)		(0.26)		(0.18)
Net realized and unrealized gain (loss)	0.05	3.66		1.68		(0.06)		(1.36)		7.42
Total from investment activities	0.01	3.58		1.62		(0.17)		(1.62)		7.24
Distributions
From net realized gains	–	(2.71)		(1.56)		(1.49)		(2.37)		(1.51)
Short-Term Trading Fees*	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)
Net asset value, end of period	$19.53	$19.52		$18.65		$18.59		$20.25		$24.24
Total Return (b)	0.05%	19.17%		8.66%		(0.94)%		(6.74)%		39.38%
Ratios to Average Net Assets:
Net investment loss	(0.45)%	(0.41)%		(0.34)%		(0.55)%		(1.17)%		(1.11)%
Total expenses	1.81%	1.86%		1.67%		1.81%		1.94%		2.00%
Expenses waived or reimbursed (c)	(0.04)%	(0.04)%		–		–		–		(0.04)%
Net expenses (d)	1.77%	1.82%		1.67%		1.81%		1.94%		1.96%
Portfolio turnover rate	112%	264	%(e)	275	%(e)	320	%(e)	183	%(e)	109%
Net assets, end of period (in thousands)	$39,453	$41,597		$40,706		$41,135		$46,250		$55,926

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.04)%	(0.04)%	(0.02)%	–	(f)	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017		2016		2015		2014		2013
Net asset value, beginning of period	$6.09	$5.25		$4.72		$6.67		$9.36		$9.79
Investment Activities
Net investment income*	0.06	0.11		0.06		0.10		0.04		0.02
Net realized and unrealized gain (loss)	(0.38)	0.91		0.64	*	(2.00	)*	(2.73	)*	(0.10)*
Total from investment activities	(0.32)	1.02		0.70		(1.90)		(2.69)		(0.08)
Distributions
From net investment income	–	(0.18)		(0.17)		(0.05)		–		(0.35)
Short-Term Trading Fees*	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)
Net asset value, end of period	$5.77	$6.09		$5.25		$4.72		$6.67		$9.36
Total Return (b)	(5.25)%	19.57%		14.99%		(28.43)%		(28.74)%		(0.72)%
Ratios to Average Net Assets:
Net investment income	1.91%	1.94%		1.13%		1.72%		0.44%		0.16%
Total expenses	1.57%	1.61%		1.85%		1.58%		1.45%		1.59%
Expenses waived or reimbursed (c)	(0.03)%	(0.02)%		(0.01)%		(0.06)%		–	(d)	–
Net expenses (e)	1.54%	1.59%		1.84%		1.52%		1.45%		1.59%
Portfolio turnover rate (f)	55%	131	%(g)	255	%(g)	445	%(g)	444	%(g)	138%
Net assets, end of period (in thousands)	$84,339	$95,747		$97,005		$98,126		$171,673		$326,320

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	Effect on the expense ratio was not greater than 0.005%.
(e)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.03)%	(0.02)%	(0.01)%	–	(d)	–	(d)	–	(d)

(f)	Portfolio turnover is calculated at the fund level.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund

For a capital share outstanding during the

	Institutional Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017		2016		2015		2014		2013
Net asset value, beginning of period	$6.13	$5.25		$4.74		$6.67		$9.30		$9.74
Investment Activities
Net investment income*	0.07	0.14		0.08		0.17		0.08		0.07
Net realized and unrealized gain (loss)	(0.35)	0.96		0.65	*	(2.02	)*	(2.71	)*	(0.10)*
Total from investment activities	(0.28)	1.10		0.73		(1.85)		(2.63)		(0.03)
Distributions
From net investment income	–	(0.22)		(0.22)		(0.08)		–		(0.41)
Short-Term Trading Fees*	–	–		–		–		–		0.00 (a)
Net asset value, end of period	$5.85	$6.13		$5.25		$4.74		$6.67		$9.30
Total Return (b)	(4.57)%	20.95%		15.43%		(27.73)%		(28.28)%		(0.15)%
Ratios to Average Net Assets:
Net investment income	2.25%	2.43%		1.61%		2.92%		0.85%		0.68%
Total expenses	8.11%	3.56%		5.41%		1.35%		1.13%		1.25%
Expenses waived or reimbursed (c)	(6.91)%	(2.46)%		(4.05)%		(0.61)%		(0.27)%		(0.22)%
Net expenses (e)	1.20%	1.10%		1.36%		0.74%		0.86%		1.03%
Portfolio turnover rate (f)	55%	131	%(g)	255	%(g)	445	%(g)	444	%(g)	138%
Net assets, end of period (in thousands)	$452	$518		$1,021		$1,882		$9,733		$51,122

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(e)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.04)%	(0.02)%	(0.01)%	–	(d)	–	(d)	–	(d)

(f)	Portfolio turnover is calculated at the fund level.
(g)	Excludes option transactions.

(d)       Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017		2016		2015		2014		2013
Net asset value, beginning of period	$4.69	$6.35		$3.64		$4.75		$5.69		$11.70
Investment Activities
Net investment loss*	(0.02)	(0.10)		(0.09)		(0.03)		(0.06)		(0.07)
Net realized and unrealized gain (loss)	(0.87)	(0.22)		2.82	*	(0.72	)*	(0.88	)*	(5.94)*
Total from investment activities	(0.89)	(0.32)		2.73		(0.75)		(0.94)		(6.01)
Distributions
From net investment income	–	(1.34)		(0.02)		(0.36)		–		–
Short-Term Trading Fees*	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)
Net asset value, end of period	$3.80	$4.69		$6.35		$3.64		$4.75		$5.69
Total Return (b)	(18.98)%	(4.16)%		75.08%		(15.64)%		(16.52)%		(51.37)%
Ratios to Average Net Assets:
Net investment loss	(0.95)%	(1.51)%		(1.28)%		(0.71)%		(0.91)%		(0.90)%
Total expenses	1.51%	1.84%		1.99%		1.96%		1.99%		1.85%
Expenses waived or reimbursed (c)	(0.02)%	(0.02)%		(0.04)%		(0.15)%		(0.03)%		(0.02)%
Net expenses (d)	1.49%	1.82%		1.95%		1.81%		1.96%		1.83%
Portfolio turnover rate (e)	35%	36	%(f)	136	%(f)	71	%(f)	61	%(f)	34%
Net assets, end of period (in thousands)	$95,842	$114,766		$137,338		$78,150		$103,413		$134,065

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.02)%	(0.02)%	(0.01)%	–	(g)	–	(g)	–	(g)

(e)	Portfolio turnover is calculated at the fund level.
(f)	Excludes option transactions.
(g)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund

For a capital share outstanding during the

	Institutional Class
	Six Months		Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)		2017		2016		2015		2014		2013
Net asset value, beginning of period	$4.71		$6.38		$3.65		$4.78		$5.72		$11.69
Investment Activities
Net investment loss*	(0.00	)(a)	(0.06)		(0.05)		(0.01)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	(0.88)		(0.23)		2.82	*	(0.72	)*	(0.89	)*	(5.96)*
Total from investment activities	(0.88)		(0.29)		2.77		(0.73)		(0.94)		(5.97)
Distributions
From net investment income	–		(1.38)		(0.04)		(0.40)		–		–
Short-Term Trading Fees*	–		0.00	(a)	–		–		–		–
Net asset value, end of period	$3.83		$4.71		$6.38		$3.65		$4.78		$5.72
Total Return (b)	(18.68)%		(3.71)%		75.97%		(15.07)%		(16.43)%		(51.07)%
Ratios to Average Net Assets:
Net investment loss	(0.21)%		(0.99)%		(0.69)%		(0.15)%		(0.71)%		(0.15)%
Total expenses	2.40%		2.21%		2.60%		20.51%		4.86%		3.30%
Expenses waived or reimbursed (c)	(1.65)%		(0.91)%		(1.33)%		(19.31)%		(3.23)%		(1.97)%
Net expenses (d)	0.75%		1.30%		1.27%		1.20%		1.63%		1.33%
Portfolio turnover rate (e)	35%		36	%(f)	136	%(f)	71	%(f)	61	%(f)	34%
Net assets, end of period (in thousands)	$2,246		$3,007		$3,821		$76		$154		$3,660

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.03)%	(0.02)%	(0.01)%	–	(g)	–	(g)	–	(g)

(e)	Portfolio turnover is calculated at the fund level.
(f)	Excludes option transactions.
(g)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Gold and Precious Metals Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017		2016		2015		2014		2013
Net asset value, beginning of period	$7.96	$7.04		$4.89		$5.16		$6.00		$11.78
Investment Activities
Net investment loss	(0.04)*	(0.06	)*	(0.07)		(0.04)		(0.05)		(0.06)
Net realized and unrealized gain (loss)	(0.28)	0.98		2.28		(0.21)		(0.79)		(5.72)
Total from investment activities	(0.32)	0.92		2.21		(0.25)		(0.84)		(5.78)
Distributions
From net investment income	–	–		(0.06)		(0.02)		–		–
Short-Term Trading Fees*	–	0.00	(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$7.64	$7.96		$7.04		$4.89		$5.16		$6.00
Total Return (b)	(4.02)%	13.07%		45.36%		(4.78)%		(14.00)%		(49.07)%
Ratios to Average Net Assets:
Net investment loss	(1.08)%	(0.84)%		(1.02)%		(0.83)%		(0.67)%		(0.48)%
Total expenses	1.73%	1.68%		1.73%		2.13%		1.93%		2.12%
Expenses waived or reimbursed (c)	(0.03)%	(0.03)%		(0.02)%		(0.08)%		(0.05)%		(0.06)%
Net expenses (d)	1.70%	1.65%		1.71%		2.05%		1.88%		2.06%
Portfolio turnover rate	41%	67	%(e)	181	%(e)	106	%(e)	99	%(e)	64%
Net assets, end of period (in thousands)	$91,486	$100,740		$93,988		$58,298		$62,777		$74,627

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.03)%	(0.03)%	(0.01)%	–	(f)	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Emerging Europe Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017		2016		2015		2014		2013
Net asset value, beginning of period	$7.29	$5.94		$5.20		$6.56		$8.82		$9.23
Investment Activities
Net investment income	0.08 *	0.08	*	0.07		0.04		0.06		0.19
Net realized and unrealized gain (loss)	(0.60)	1.27		0.67		(1.40)		(2.11)		(0.46)
Total from investment activities	(0.52)	1.35		0.74		(1.36)		(2.05)		(0.27)
Distributions
From net investment income	–	–		–		–		(0.21)		(0.14)
Short-Term Trading Fees*	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)
Net asset value, end of period	$6.77	$7.29		$5.94		$5.20		$6.56		$8.82
Total Return (b)	(7.13)%	22.73%		14.23%		(20.73)%		(23.22)%		(2.93)%
Ratios to Average Net Assets:
Net investment income	2.09%	1.26%		1.19%		0.63%		0.23%		1.59%
Total expenses	2.37%	2.32%		2.31%		2.60%		2.28%		2.13%
Expenses waived or reimbursed (c)	(0.03)%	(0.02)%		–	(f)	–		–		–
Net expenses (d)	2.34%	2.30%		2.31%		2.60%		2.28%		2.13%
Portfolio turnover rate	46%	97	%(e)	164	%(e)	137	%(e)	93	%(e)	74%
Net assets, end of period (in thousands)	$38,704	$45,302		$42,273		$44,666		$69,066		$122,570

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016		2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.03)%	(0.02)%	–	(f)	–	(f)	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

China Region Fund

For a capital share outstanding during the

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.53	$7.32		$7.41		$8.20		$8.28		$7.61
Investment Activities
Net investment income (loss)	0.08 *	(0.06	)*	0.01		0.02		0.00	(a)	(0.01)
Net realized and unrealized gain (loss)	(0.90)	4.28		(0.09)		(0.72)		(0.08)		0.70
Total from investment activities	(0.82)	4.22		(0.08)		(0.70)		(0.08)		0.69
Distributions
From net investment income	–	(0.01)		(0.01)		(0.09)		–		(0.02)
Short-Term Trading Fees*	–	–		0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)
Net asset value, end of period	$10.71	$11.53		$7.32		$7.41		$8.20		$8.28
Total Return (b)	(7.11)%	57.67%		(1.05)%		(8.60)%		(0.97)%		9.07%
Ratios to Average Net Assets:
Net investment income (loss)	1.41%	(0.60)%		0.12%		0.24%		0.08%		(0.12)%
Total expenses	2.60%	2.60%		2.74%		3.03%		2.94%		2.75%
Expenses waived or reimbursed (c)	(0.03)%	(0.09)%		(0.38)%		(0.51)%		(0.43)%		(0.37)%
Net expenses (d)	2.57%	2.51%		2.36%		2.52%		2.51%		2.38%
Portfolio turnover rate	34%	102	%(e)	165	%(e)	210	%(e)	235	%(e)	201%
Net assets, end of period (in thousands)	$21,593	$29,775		$16,510		$16,183		$21,008		$26,386

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months	Year Ended December 31,
	Ended
	June 30,
	2018
	(unaudited)	2017	2016	2015		2014		2013
Ratios to Average Net Assets:
Expense offset	(0.02)%	(0.05)%	(0.01)%	–	(f)	–	(f)	–	(f)

(e)	Excludes option transactions.

(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Additional Information (unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at http://www.sec. gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (unaudited)	June 30, 2018

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018) as indicated below.

●	Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

●	Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (unaudited)	June 30, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	January 1, 2018	June 30, 2018	Period*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return	$1,000.00	$1,004.97	$2.24
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,022.56	$2.26
Near-Term Tax Free Fund
Based on Actual Fund Return	$1,000.00	$1,001.33	$2.23
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,022.56	$2.26
All American Equity Fund
Based on Actual Fund Return	$1,000.00	$1,000.00	$8.58
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,016.22	$8.65
Holmes Macro Trends Fund
Based on Actual Fund Return	$1,000.00	$1,000.01	$8.78
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,016.02	$8.85
Global Resources Fund Investor Class
Based on Actual Fund Return	$1,000.00	$1,000.00	$7.64
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,017.16	$7.70
Global Resources Fund Institutional Class
Based on Actual Fund Return	$1,000.00	$1,000.00	$5.95
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,018.84	$6.01
World Precious Minerals Fund Investor Class
Based on Actual Fund Return	$1,000.00	$1,000.00	$7.39
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,017.41	$7.45
World Precious Minerals Fund Institutional Class
Based on Actual Fund Return	$1,000.00	$1,000.00	$3.72
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,021.08	$3.76
Gold and Precious Metals Fund
Based on Actual Fund Return	$1,000.00	$1,000.00	$8.43
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,016.36	$8.50
Emerging Europe Fund
Based on Actual Fund Return	$1,000.00	$928.67	$11.19
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,013.19	$11.68
China Region Fund
Based on Actual Fund Return	$1,000.00	$928.88	$12.29
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,012.05	$12.82

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2018, were 0.45%, 0.45%, 1.73%, 1.77%, 1.54%, 1.49%, 1.70%, 2.34% and 2.57%, respectively, for the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds. The funds' Institutional Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2018, were 1.20% and 0.75%, respectively, for the Global Resources and World Precious Minerals Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365 days in the current fiscal year.

Rev. 08/2016

FACTS	WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number and account balances ● retirement assets and checking account information ● account transactions and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does U.S. Global Investors share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing this notice?	U.S. Global Investors, Inc. and U.S. Global Investors Funds (collectively known as U.S. Global Investors)

What we do
How does U.S. Global Investors protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does U.S. Global Investors collect my personal information?

We collect your personal information, for example, when you
● open an account or provide account information

● make deposits or withdrawals from your account

● make a wire transfer

● tell us where to send the money

We also collect your personal information from other companies

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
● Our affiliates include U.S. Global Investors, Inc. and U.S. Global Investors Funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
● Nonaffiliates we share personal information with include companies that perform marketing on our behalf, printing and mailing companies, and companies that service your account(s).
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
● U.S. Global Investors doesn’t jointly market.

Atlantic Fund Services

3 Canal Plaza, Suite 600

Portland, ME

04101

Want to reduce paper waste? You can receive this report and other important documents electronically. Please visit www.usfunds.com and sign up at Access My Account. If you need further assistance, please call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant U.S. Global Investors Funds

By     /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date     August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Jessica Chase
              Jessica Chase, Principal Executive Officer

Date  August 28, 2018

By   /s/ Karen Shaw
              Karen Shaw, Principal Financial Officer

Date  August 28, 2018